Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	AutoChina International Ltd
Entity Central Index Key	0001417370
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	23,538,919
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 75,777	$ 43,048
Restricted cash	160	159
Accounts receivable, net of provision for doubtful debts of $12,041 and $4,830, respectively	32,956	25,357
Inventories	6,728	2,529
Deposits for inventories	20	105
Deposits for inventories, related party	0	14,539
Due from an affiliate	0	7,904
Prepaid expenses and other current assets	4,512	12,100
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful debts of $296 and $714, respectively	196,213	329,111
Total current assets	316,366	434,852
Construction-in-progress	76,669	0
Property, equipment and leasehold improvements, net	4,985	3,356
Deferred income tax assets	2,547	1,811
Net investment in direct financing and sales-type leases, net of current maturities	38,739	114,447
Total assets	439,306	554,466
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $75,412 and $111,095 as of December 31, 2012 and 2011, respectively)	102,458	149,979
Long-term borrowings, current (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of nil and $44,438 as of December 31, 2012 and 2011, respectively)	0	44,438
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $68 and $112 as of December 31, 2012 and 2011, respectively)	16,392	404
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of $706 and nil as of December 31, 2012 and 2011, respectively)	2,228	0
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $4,857 and $4,415 as of December 31, 2012 and 2011, respectively)	15,049	13,653
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $86 and $3,244 as of December 31, 2012 and 2011, respectively)	65,595	42,696
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $161 and $508 as of December 31, 2012 and 2011, respectively)	1,956	1,152
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,931 and $1,548 as of December 31, 2012 and 2011, respectively)	2,551	2,799
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and $4,764 as of December 31, 2012 and 2011, respectively)	4,717	8,162
Total current liabilities	210,946	263,283
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Statutory reserves	16,997	13,016
Accumulated losses	(135,487)	(149,170)
Accumulated other comprehensive income	22,970	22,568
Total equity	228,360	291,183
Total liabilities and equity	$ 439,306	$ 554,466

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 12,041	$ 4,830
Provision for doubtful accounts net investment in direct financing and sales-type leases	296	714
Short-term Debt	102,458	149,979
Long-term Debt	0	44,438
Accounts Payable	16,392	404
Accounts Payable, Related Parties	2,228	0
Other Payables and Accrued Liabilities	15,049	13,653
Due to Affiliate	65,595	42,696
Customer Deposits	1,956	1,152
Taxes Payable	2,551	2,799
Deferred Tax Liabilities	4,717	8,162
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	50,000,000
Common Stock, Shares, Issued (in shares)	23,538,919	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,538,919	23,538,919
Variable Interest Entity
Short-term Debt	75,412	111,095
Long-term Debt	0	44,438
Accounts Payable	68	112
Accounts Payable, Related Parties	706	0
Other Payables and Accrued Liabilities	4,857	4,415
Due to Affiliate	86	3,244
Customer Deposits	161	508
Taxes Payable	1,931	1,548
Deferred Tax Liabilities	$ 0	$ 4,764

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Commercial vehicles	$ 249,040	$ 505,618	$ 558,004
Finance	69,804	84,100	52,606
Insurance	14,268	8,376	6,799
Agency services, related parties	0	0	664
Total revenues	333,112	598,094	618,073
Cost of sales
Commercial vehicles	7,350	86,055	419,383
Commercial vehicles, related parties	234,781	404,572	110,728
Insurance	2,159	0	0
Total cost of sales	244,290	490,627	530,111
Gross profit	88,822	107,467	87,962
Operating expenses (income)
Selling and marketing	10,126	8,055	6,260
General and administrative	41,951	27,204	17,602
Interest expense	10,621	15,920	10,512
Interest expense, related parties	869	3,020	6,945
Other income, net	(7,101)	(3,415)	(789)
Total operating expenses	56,466	50,784	40,530
Income from operations	32,356	56,683	47,432
Other income (expense)
Loss on change in fair value of earn-out obligation	0	(17,300)	(100,400)
Interest income	308	160	433
Other income (expense), net	308	(17,140)	(99,967)
Income (loss) from continuing operations before income taxes	32,664	39,543	(52,535)
Income tax provision	(9,115)	(13,419)	(10,369)
Income (loss) from continuing operations	23,549	26,124	(62,904)
Income (loss) from discontinued operations	0	(1,330)	1,404
Income tax benefit (provision)	0	333	(351)
Loss (income) attributable to non-controlling interest	0	24	(449)
Income (loss) from discontinued operations, net of taxes	0	(973)	604
Net income (loss)	23,549	25,151	(62,300)
Foreign currency translation adjustment	402	15,307	6,303
Comprehensive income (loss)	$ 23,951	$ 40,458	$ (55,997)
Basic
Continuing operations	$ 1	$ 1.11	$ (3.41)
Discontinued operations	$ 0	$ (0.04)	$ 0.03
Earnings Per Share, Basic, Total	$ 1	$ 1.07	$ (3.38)
Diluted
Continuing operations	$ 0.99	$ 1.11	$ (3.41)
Discontinued operations	$ 0	$ (0.04)	$ 0.03
Earnings Per Share, Diluted, Total	$ 0.99	$ 1.07	$ (3.38)
Weighted average shares outstanding
Basic	23,538,919	23,538,919	18,415,305
Diluted	23,762,378	23,612,398	18,415,305

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares	Additional Paid-In Capital	Treasury Stock	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income/Loss	Total Equity	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2009	$ 13	$ 123,991		$ 2,630	$ (101,515)	$ 958	$ 26,077	$ (344)	$ 25,733
Beginning Balance (in shares) at Dec. 31, 2009	13,017,283
Shares issued for cash (in shares)	2,000,000
Shares issued for cash	2	66,240					66,242		66,242
Exercise of warrants (in shares)	2,059,127
Exercise of warrants	2	10,294					10,296		10,296
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)	2,603,456
Shares issued to AutoChina Group Inc's former shareholders for earn out shares	3	(3)
Share repurchase (in shares)			(64,100)
Share repurchase			(1,630)				(1,630)		(1,630)
Stock retired (in shares)	(64,100)		64,100
Stock retired		(1,630)	1,630
Other comprehensive income:
Foreign currency translation adjustments						6,303	6,303		6,303
Stock-based compensation		3,281					3,281		3,281
Reclassification from liability of the obligation to issue shares for earn-out obligation		84,600					84,600		84,600
Appropriations to statutory reserves				3,762	(3,762)
Net income (loss)					(62,300)		(62,300)	449	(61,851)
Ending Balance at Dec. 31, 2010	20	286,773		6,392	(167,577)	7,261	132,869	105	132,974
Ending Balance (in shares) at Dec. 31, 2010	19,615,766
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)	3,923,153
Shares issued to AutoChina Group Inc's former shareholders for earn out shares	4	(4)
Other comprehensive income:
Foreign currency translation adjustments						15,307	15,307		15,307
Stock-based compensation		2,914					2,914		2,914
Reclassification from liability of the obligation to issue shares for earn-out obligation		90,400					90,400		90,400
Appropriations to statutory reserves				6,744	(6,744)
Disposal of subsidiaries		24,662		(120)			24,542	(81)	24,461
Net income (loss)					25,151		25,151	(24)	25,127
Ending Balance at Dec. 31, 2011	24	404,745		13,016	(149,170)	22,568	291,183		291,183
Ending Balance (in shares) at Dec. 31, 2011	23,538,919
Other comprehensive income:
Foreign currency translation adjustments						402	402		402
Stock-based compensation		4,553					4,553		4,553
Dividend					(5,885)		(5,885)		(5,885)
Appropriations to statutory reserves				3,981	(3,981)
Capital distribution		(85,442)					(85,442)		(85,442)
Net income (loss)					23,549		23,549		23,549
Ending Balance at Dec. 31, 2012	$ 24	$ 323,856		$ 16,997	$ (135,487)	$ 22,970	$ 228,360		$ 228,360
Ending Balance (in shares) at Dec. 31, 2012	23,538,919

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from continuing operating activities:
Net income (loss)	$ 23,549	$ 25,151	$ (62,300)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net loss (income) from discontinued operations	0	973	(604)
Loss on change in fair value of earn-out obligation	0	17,300	100,400
Depreciation and amortization	1,902	1,420	952
Provision for bad debts	14,550	4,271	1,447
Deferred income taxes	(4,180)	6,261	(959)
Stock-based compensation expenses	4,553	2,914	3,281
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(22,331)	(5,997)	(20,263)
Notes receivable	0	0	222
Net investment in direct financing and sales-type leases	209,063	2,175	(194,490)
Inventories	(4,176)	(1,024)	(1,255)
Deposits for inventories	85	923	16,567
Deposits for inventories, related party	14,515	(14,177)	0
Prepaid expense and other current assets	7,586	(3,511)	(1,828)
Trade notes payable	0	0	(12,561)
Accounts payable	15,922	(536)	(2,756)
Accounts payable, related parties	0	0	16,104
Other payable and accrued liabilities	1,356	5,729	4,229
Customers deposits	798	(100)	(182)
Income tax payable	(254)	(4,568)	4,912
Net cash provided by (used in) continuing operating activities	262,938	37,204	(149,084)
Cash flow from continuing investing activities:
Capital expenditure on construction in progress	(76,353)	0	0
Purchase of property, equipment and leasehold improvements	(3,516)	(1,967)	(1,427)
Cash received from sales of subsidiaries	0	7,589	0
(Increase) decrease in restricted cash	0	(155)	12,561
Decrease (increase) in due from an affiliate	7,891	9,000	(9,000)
Net cash (used in) provided by continuing investing activities	(71,978)	14,467	2,134
Cash flow from continuing financing activities:
Proceeds from borrowings	102,036	189,850	220,028
Repayments of borrowings	(194,093)	(163,567)	(73,269)
Proceeds from affiliates	137,052	320,641	403,384
Repayment to affiliates	(170,520)	(372,259)	(366,169)
Increase in accounts payable, related parties	234,781	404,492	394,578
Repayment to accounts payable, related parties	(232,562)	(421,036)	(513,690)
Dividend paid	(5,885)	0	0
Capital distribution	(29,274)	0	0
Issue of shares on exercise of warrants	0	0	10,296
Issue of shares for cash, net of offering costs of $3,758	0	0	66,242
Shares repurchase	0	0	(1,630)
Net cash (used in) provided by continuing financing activities	(158,465)	(41,879)	139,770
Net cash provided by (used in) continuing operating, financing and investing activities	32,495	9,792	(7,180)
Cash flow of discontinued operations:
Cash provided by (used in) provided by operating activities	0	48,537	(84,184)
Cash provided by (used in) investing activities	0	172,922	(59,454)
Cash (used in) provided by financing activities	0	(222,289)	144,087
Net cash flow (used in) provided by discontinued operations	0	(830)	449
Effect of exchange rate fluctuation on cash and cash equivalents	234	3,138	894
Net increase (decrease) in cash and cash equivalents	32,729	12,100	(5,837)
Cash and cash equivalents, beginning of the year	43,048	30,948	36,785
Cash and cash equivalents, end of the year	75,777	43,048	30,948
Analysis of balances of cash and cash equivalents
Included in cash and cash equivalents per consolidated balance sheet	75,777	43,048	30,100
Included in assets of discontinued operations			848
Cash and cash equivalents, end of the year	75,777	43,048	30,948
Supplemental disclosure of cash flow information:
Interest paid, Continuing Operations	15,194	14,607	15,619
Income taxes paid, Continuing Operations	13,544	11,348	6,189
Discontinued Operations
Interest paid	0	3,943	986
Income taxes paid	0	8	351
Supplemental disclosure on non-cash continuing financing activities
Reclassification from liability of the obligation to issue shares for the amendments of earn-out provision to equity	$ 0	$ 90,400	$ 84,600

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Issue of shares for cash, offering costs	$ 0	$ 0	$ 3,758

NOTE 1. BACKGROUND	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1. BACKGROUND

AutoChina International Limited (the “Company” or “AutoChina”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations consist of the commercial vehicle sales, servicing, leasing and support business, which provides financing to customers to purchase commercial vehicles and related services.

On November 26, 2008, through the Company’s wholly owned subsidiary, Hebei Chuanglian Finance Leasing Co., Ltd. (formerly known as Hebei Chuanglian Trade Co., Ltd. (“Chuanglian”)), the Company executed a series of contractual arrangements with Hebei Hua An Investment Co., Ltd (“Hua An Investment”), Hebei Huiyin Investment Co., Ltd (“Huiyin Investment”), Hebei Shijie Kaiyuan Logistics Co., Ltd. (“Kaiyuan Logistics”) and Shijie Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) (collectively referred to as the “Auto Kaiyuan Companies”) and their shareholder (the “Enterprise Agreements”). Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholder and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered variable interest entities (“VIEs”) and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the Auto Kaiyuan Companies, which were the operating companies of the Company in the People’s Republic of China (the “PRC” or “China”). On December 14, 2009, the Company and the shareholder of Auto Kaiyuan Companies amended the contractual agreements to cancel the contractual arrangements with Hua An Investment and Huiyin Investment as a result of the Company’s disposal of consumer automotive dealership business.

Commencing in late September 2009, the Company began to implement a commercial vehicle financing structure through another VIE, Hebei Chuangjie Trading Co., Ltd. (“Chuangjie Trading”). Under this commercial vehicle financing structure, Chuangjie Trading engages CITIC Trust Co. Ltd. (“CITIC Trust” and the “Trustee”), a division of the CITIC Group, to act as trustee for a trust fund set up for the benefit of Chuangjie Trading (the “Trust Fund”). The Trustee was responsible for the management of the funds invested in the Trust Fund, and the Trust Fund was used to purchase commercial vehicles from the Company’s pre-existing VIE, Shijie Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”). Pursuant to the Trust Fund documents, each use of the Trust Fund (e.g. to purchase commercial vehicles) requires a written order to the Trustee from Chuangjie Trading. Under this commercial vehicle financing structure, the commercial vehicle purchase order is issued (upon completion of credit checks) by a local center to Chuangjie Trading who then instructs the Trustee to place the order for the vehicle with Kaiyuan Auto Trade. Upon the issuance of a commercial vehicle purchase order, the Trustee, Kaiyuan Auto Trade and the relevant local center enter into a Sale and Management Agreement, and the Trustee, relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. This structure allowed the Company to promote its leasing business by using the name of the Trustee, and enables it to utilize a lease securitization program with the Trustee, which provided an additional source of financing.

Under the Sale and Management Agreements and Lease and Management Agreements, the parties agreed that: (1) the Trustee will deliver the funds for the purchase of the commercial vehicle and instruct Kaiyuan Auto Trade to have the vehicle delivered directly to the lessee; (2) the local center will hold title to the commercial vehicle for the benefit of the Trustee for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (3) the lessee will be responsible for the costs associated with the lease of the truck and with the maintenance and administrative services contracted out by the local center; and (4) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request. Under the Lease and Management Agreement, the Trust Fund is entitled to future receivables under a lease, while Chuangjie Trading is entitled to the economic benefits of the Trust Fund as the trust beneficiary.

In September 2010, the Company established a wholly foreign owned enterprise in China, Ganglian Finance Leasing Co., Ltd., (“Ganglian Finance Leasing”), which is in the business of leasing commercial vehicles. In December 2010, the Company increased the paid-in capital of Ganglian Finance Leasing through its VIE, Kaiyuan Auto Trade, and converted Ganglian Finance Leasing from a wholly foreign-owned enterprise to a Chinese-foreign joint venture. Commencing in December 2010, the Company began leasing commercial vehicles directly through its subsidiaries, Chuanglian and Ganglian Finance Leasing. Under this new business model, Chuanglian and Ganglian Finance Leasing (the “Lessor”) purchased the commercial vehicles from Kaiyuan Auto Trade and Hebei Xuhua Trading Co., Ltd., VIEs of the Company, then leases the commercial vehicles to the customer lessees directly. The Lessor, the relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. Under the Lease and Management Agreements, the parties agree that: (1) the local center will hold title to the commercial vehicle for the benefit of the Lessor for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (2) the lessee will be responsible for the costs associated with the lease of the truck and with the maintenance and administrative services contracted out by the local center; and (3) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request.

In June 2011, the Company’s subsidiary, Fancy Think Limited, acquired the remaining equity interest (30%) of Ganglian Finance Leasing from the Company’s VIE, Kaiyuan Auto Trade, and converted Ganglian Finance Leasing back to a wholly foreign-owned enterprise. On June 30, 2011, Kaiyuan Auto Trade transferred 100% of the equity interest of Chuangjie Trading, the beneficiary of the Trust Fund, to Ganglian Finance Leasing. As a result, Chuangjie Trading ceased to be a VIE and became a wholly owned subsidiary of the Company. Prior to and after the restructuring, all the assets and liabilities of Ganglian Finance leasing and Chuangjie Trading were fully consolidated and recorded at their carrying values in the consolidated financial statements. In September 2011, Fancy Think Limited transferred 10% equity interest of Chuanglian to Ganglian Finance Leasing. The restructuring transaction did not have a material impact on the Company’s consolidated financial statements.

Since November 2011, the Company ceased to engage CITIC Trust to act as an intermediary for new leases. However, CITIC Trust continues to serve as an intermediary for the existing leases until these leases are fully settled and expired. Thereafter, the Company operates the leasing business directly through its subsidiaries, Chuanglian and Ganglian Finance Leasing.

In October 2011, the Company established an insurance agency company, Shijie Kaiyuan Insurance Agency Co., Ltd (“Kaiyuan Insurance”) to act as a direct insurance agent across China. The China Insurance Regulatory Commission has authorized Kaiyuan Insurance to act as a broker for all types of insurance, including commercial vehicle insurance. Kaiyuan Insurance commenced its insurance operations in December 2011.

In February 2012, the Company established Beijing Alliance Kaiyuan Information Processing Co., Ltd. (“Kaiyuan Information Processing”) in the PRC. However it has not commenced any operations.

On January 27, 2012, the Company’s board of directors declared a one-time special cash dividend in the amount of $0.25 per share and that was paid on February 15, 2012, to all shareholders of record as of the close of business on February 8, 2012. The total amount of cash distributed in the dividend was $5,885 and was deducted from retained earnings in 2012.

On January 27, 2012, the Company’s board of directors also declared a 3-for-2 stock split in the form of a stock dividend (“Stock Dividend”) and which was to be paid on February 16, 2012, to all shareholders of record as of the close of business on February 8, 2012. However, FINRA determined that the Stock Dividend could not be distributed to street name holders through the Depository Trust Company. As a result, on March 21, 2012, the board of directors determined to cancel the Stock Dividend and all shares issued pursuant to the Stock Dividend have been cancelled.

On August 30, 2012, the Company’s independent directors approved and the Company has entered into an equity transfer agreement (the “Acquisition Agreement”) through its wholly owned subsidiary, ACG, to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Asset”).Heat Planet is controlled by the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”). Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The building was completed in April 2013.

Heat Planet’s equity was purchased for approximately $56.4 million, subject to adjustment at closing by the difference between the estimated and actual working capital and cash balance of Heat Planet as of May 31, 2012. Following the acquisition, the Company assumed approximately $102.9 million in debt as part of the acquisition, resulting in a total transaction value of approximately $159.3 million (the “Merger under Common Control”). The $56.4 million purchase price will be payable within six months of occupation of the Asset, which was occupied in April 2013, and any unpaid amounts after six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of December 31, 2012), provided that if there is a good faith dispute regarding purchase price calculation or any purchase price adjustments then interest will not accrue until such dispute is definitively resolved. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Asset. The acquisition closed on September 11, 2012. On October 12, 2012, the Company entered into a written consent with Heat Planet and its seller to modify the required audited financial statements of Heat Planet to be delivered to the Company. The required audited financial statements of Heat Planet were delivered to the Company on December 26, 2012.

In April 2013, AutoChina moved its headquarters to the new Kai Yuan Center , which serves as the control center for each of the Company’s commercial vehicle financial centers located throughout China. The Company does not anticipate that it will occupy the entire office space purchased, and expects to lease out the unoccupied space, the proceeds from which will be reported as rental income.

The Company also owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of December 31, 2012, the Company has 534 stores in 26 provinces or provincial-level regions.

The Company launched its own insurance agency business in December 2011 and has signed agreements with four major insurance companies in China to sell insurance: China United Property Insurance Company Limited, Sinosafe General Insurance Co. Ltd. (Hua An Insurance), Ping An Insurance (Group) Company of China, Ltd., and China Life Property and Casualty Insurance Company Limited. AutoChina’s 534 store locations are each licensed to sell insurance from these carrier partners, and as of December 31, 2012, the Company also operated 23 new insurance agency branch offices solely dedicated to this service in appropriate markets.

NOTE 2. MERGER UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
NOTE 2. MERGER UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

On September 11, 2012, the Company acquired 100% of the equity of Heat Planet and its subsidiaries from Alliance Rich Management Limited (“Alliance Rich”) through its wholly-owned subsidiary, ACG, for total consideration of approximately $159.3 million (see Note 1). On the same date, Mr. Li owned 65.9% and 100% equity of the Company and Alliance Rich, respectively. As both the Company and the acquired companies are under the common control of Mr. Li immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Heat Planet and its subsidiaries are recorded at carrying value. The cash consideration in excess of carrying value of net assets of Heat Planet’s subsidiary was deemed a capital distribution to Mr. Li and a deduction to additional paid in capital amounting to $85,442 was recorded upon consummation of acquisition.

The Company has adjusted its financial statements for the years ended December 31, 2011 and 2010 and the financial position as of December 31, 2011 to account for operating results and financial positions of Heat Planet and its subsidiaries to reflect the merger under common control.

Selected consolidated balance sheet information as of December 31, 2011:

	December 31, 2011 (as previously reported)	Effect of Adjustment	December 31, 2011 (As Adjusted)

ASSETS
Cash and cash equivalents	$43,019	$29	$43,048
Due from an affiliate	—	7,904	7,904
Prepaid expenses and other current assets	12,096	4	12,100
Total assets	$546,529	$7,937	$554,466

LIABILITIES
Other payables and accrued liabilities	13,652	1	13,653
Due to affiliates	35,661	7,035	42,696
Total liabilities	$256,247	$7,036	$263,283

EQUITY
Additional paid-in capital	379,952	24,793	404,745
Accumulated losses	(124,349)	(24,821)	(149,170)
Accumulated other comprehensive income	21,639	929	22,568
Total equity	290,282	901	291,183
Total liabilities and equity	$546,529	$7,937	$554,466

Selected consolidated statement of operations information for the year ended December 31, 2011:

	Year ended December 31, 2011 (as previously reported)	Effect of Adjustment	Year ended December 31, 2011 (As Adjusted)

General and administrative	$27,198	$6	$27,204
Income (loss) from continuing operations before income taxes	39,549	(6)	39,543
Income (loss) from continuing operations	26,130	(6)	26,124
Income (loss) from discontinued operations	—	(1,330)	(1,330)
Income tax benefit	—	333	333
Loss attributable to non-controlling interest	—	24	24
Income (loss) from discontinued operations, net of taxes	—	(973)	(973)
Net income (loss)	$26,130	$(979)	$25,151

Earnings (loss) per share
Basic
Continuing operations	$1.11	$—	$1.11
Discontinued operations	—	(0.04)	(0.04)
	$1.11	$(0.04)	$1.07

Diluted
Continuing operations	$1.11	$—	$1.11
Discontinued operations	—	(0.04)	(0.04)
	$1.11	$(0.04)	$1.07

Selected consolidated statement of operations information for the year ended December 31, 2010:

	Year ended December 31, 2010 (as previously reported)	Effect of Adjustment	Year ended December 31, 2010 (As Adjusted)

General and administrative	$17,590	$12	$17,602
Loss from continuing operations before income taxes	(52,523)	(12)	(52,535)
Loss from continuing operations	(62,892)	(12)	(62,904)
Income from discontinued operations	—	1,404	1,404
Income tax provision	—	(351)	(351)
Income attributable to non-controlling interest	—	(449)	(449)
Income from discontinued operations , net of taxes	—	604	604
Net (loss) income	$(62,892)	$592	$(62,300)

(Loss) earnings per share
Basic
Continuing operations	$(3.42)	$0.01	$(3.41)
Discontinued operations	—	0.03	0.03
	$(3.42)	$0.04	$(3.38)

Diluted
Continuing operations	$(3.42)	$0.01	$(3.41)
Discontinued operations	—	0.03	0.03
	$(3.42)	$0.04	$(3.38)

Selected consolidated statement of cash flow information for the year ended December 31, 2011:

	Year ended December 31, 2011 (as previously reported)	Effect of Adjustment	Year ended December 31, 2011 (As Adjusted)

Net income (loss)	$26,130	$(979)	$25,151
Net income from discontinued operations	—	973	973
Other payable and accrued liabilities	5,730	(1)	5,729
Net cash provided by (used in) continuing operating activities	37,211	(7)	37,204
Cash received from sales of subsidiaries	—	7,589	7,589
Net cash provided by continuing investing activities	6,878	7,589	14,467
Repayment to affiliates	(364,175)	(8,084)	(372,259)
Net cash used in continuing financing activities	(33,795)	(8,084)	(41,879)
Net cash provided by (used in) continuing operating, investing and financing activities	10,294	(502)	9,792
Net cash used in discontinued operating activities	—	48,537	48,537
Net cash used in discontinued investing activities	—	172,922	172,922
Net cash provided by discontinued financing activities	—	(222,289)	(222,289)
Effect of foreign currency translation on cash	1,794	1,344	3,138
Net increase in cash and cash equivalents	12,088	12	12,100
Cash and cash equivalents, beginning of year	30,931	17	30,948
Cash and cash equivalents, end of year	$43,019	$29	$43,048

Selected consolidated statement of cash flow information for the year ended December 31, 2010:

	Year ended December 31, 2010 (as previously reported)	Effect of Adjustment	Year ended December 31, 2010 (As Adjusted)

Net (loss) income	$(62,892)	$592	$(62,300)
Net loss from discontinued operations	—	(604)	(604)
Net cash (used in) provided by continuing operating activities	(149,072)	(12)	(149,084)
Proceeds from affiliates	283,311	120,073	403,384
Repayment to affiliates	(245,988)	(120,181)	(366,169)
Increase in accounts payable, related parties	451,525	(56,947)	394,578
Repayment to accounts payable, related parties	(570,637)	56,947	(513,690)
Net cash provided by (used in) continuing financing activities	139,878	(108)	139,770
Net cash (used in) provided by continuing operating, investing and financing activities	(7,060)	(120)	(7,180)
Net cash used in discontinued operating activities	—	(84,184)	(84,184)
Net cash used in discontinued investing activities	—	(59,454)	(59,454)
Net cash provided by discontinued financing activities	—	144,087	144,087
Effect of foreign currency translation on cash	1,223	(329)	894
Net decrease in cash and cash equivalents	(5,837)	—	(5,837)
Cash and cash equivalents, beginning of year	36,768	17	36,785
Cash and cash equivalents, end of year	$30,931	$17	$30,948

NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Preparation and Presentation

The accompanying consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”). The acquisition of Heat Planet was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Heat Planet and its subsidiaries are recorded at carrying value. The cash consideration in excess of carrying value of net assets of Heat Planet’s subsidiary was deemed a capital distribution to Mr. Li and a deduction to additional paid in capital was recorded upon consummation of acquisition.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs.  All significant inter- company balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of fair value of earn-out obligation, assessment of the provision for doubtful accounts, the assessment of the impairment of tangible long-lived assets, the assessment of the valuation allowance on deferred tax assets and the assessment of the fair value of the commercial vehicles is used in determining revenue recognition by reference to the retail market price. Actual results could differ from these estimates.

 Currency Reporting

The Company uses U.S. dollars as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollar as its functional currencies whereas amounts reported in the accompanying consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates listed by the People’s Bank of China as of December 31, 2012 and 2011 and the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 have been translated into U.S. dollars at the average rates during the periods the transactions were recognized. The resulting translation adjustments are recorded as other comprehensive income in the consolidated statement of operations and comprehensive income.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of December 31, 2012 and 2011, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions under the Company’s PRC VIEs and subsidiaries, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

As of December 31, 2012 and 2011, the restricted cash was $160 and $159, respectively, which was a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency.

Accounts Receivable

Accounts receivable, which are unsecured, are stated at the amount the Company expects to collect from the value added services, such as the tires, fuel and insurance financing services, and the past due net investment in direct financing and sales-type leases. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company evaluates the collectability of its receivable based on a combination of factors, including customer credit-worthiness, residual value of the commercial vehicles under lease and historical collection experience. Management reviews the receivable and adjusts the allowance based on historical experience, financial condition of the customer and other relevant current economic factors. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of accounts receivable from sales of commercial vehicles and investment in direct financing and sales-type leases. Credit risk concentration with respect to accounts receivables and investments in leases is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Inventories

Inventories are stated at the lower of cost or market. The Company uses the specific identification method to value commercial vehicles and the first-in, first-out method (“FIFO”) to account for parts inventories.  A reserve of specific inventory units and parts inventories is maintained where the cost exceeds the estimated net realizable value.

Deposits for Inventories

Deposits for inventories are cash advances made to automobile manufacturers and auto dealers for the purchase of commercial vehicles.

Property, Equipment, Leasehold Improvements and Construction in progress

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of operations and comprehensive income (loss). Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Over the lease term

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s facilities. No depreciation is provided for construction in progress until such time as the assets are completed and placed into service.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates, short-term borrowings and earn-out obligation. The earn-out obligation was adjusted to its fair value at each reporting date. The carrying amounts of the other items at December 31, 2012 and 2011 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Lease Securitization Borrowings

Lease securitization borrowings are recorded as the liabilities of the Company upon the existence of obligation. According to the lease securitization program entered by the Company with the Trustee, the lease receivable (transferred assets) related to the lease securitization borrowing are not derecognized upon performing the securitization, since the asset derecognition criteria stated in ASC 860-20, “Sales of Financial Assets” are not met. Detailed guidelines to indicate the transferor has surrendered control over transferred assets if the following conditions are met: (i) if the transferred asset is legally isolated; (ii) if the transferee has the rights to pledge or exchange the transferred assets; and (iii) if the transferor does not maintain effective control over the transferred assets.

Treasury Stock

Treasury stock is ordinary shares repurchased by the Company and not cancelled. These shares are recorded at cost and result in a reduction of the equity on balance sheets. In August 2010, the board of directors authorized a stock repurchase program, pursuant to which the Company repurchased 64,100 ordinary shares from the open market for a total of $1,630. These repurchased shares were recorded as treasury stock before being retired. In December 2010, the Company retired the repurchased shares and charged the par value of the ordinary shares against additional paid-in capital. The share repurchase program expired in February 2011.

Comprehensive Income (Loss)

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second-hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Cost of Sales

Cost of sales consists of the purchase price of the leased vehicle plus the direct labour costs of the operations.

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $21, $16 and $25 for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operation.

Value added Tax and Business Tax

In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

The Company’s PRC subsidiaries are also subject to business tax 5% for their revenues from membership fee, interest from sales-type lease, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services, which are recognized after net off business tax.

Income Taxes

Income taxes are accounted for using an asset and liability method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities. The Company did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2012 and 2011, respectively.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s continuing operations consist of two reporting and operating segments, the commercial vehicle sales, servicing, leasing and support business, and office leasing business.

Earn-out Obligation

The Company issues the shares in respect of the Earn-Out Obligation each year when the Company’s audited financial results are released and if the financial results fulfill the condition in the Share Exchange Agreement. The Earn-Out Obligation was a derivative financial instrument liability that was adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once the measurement period for the issuance of shares ended, the Earn-Out Obligation related to that period was no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

Pursuant to an earn-out provision of the Share Exchange Agreement entered into in connection with the business combination between ACG and AutoChina (formerly Spring Creek Acquisition Corp.), the Company initially could have been required annually to issue to the former shareholder of ACG up to 20% of the number of ordinary shares outstanding as of December 31, commencing December 31, 2009 through December 31, 2013. The percentage of shares to be issued would have been determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”) (see Note 13). According to the amendment to the earn-out provision in February 2011, the Earn-Out Obligation after the year ended December 31, 2011 was eliminated and the Earn-Out Obligation for the years ended December 31, 2010 and 2011 was modified. In September 2011, there were further amendments of the earn-out provision, under which the Earn-Out Obligation after the year ended December 31, 2010 was eliminated.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

3,923,153 contingently issuable shares were considered outstanding and included in the computation of basic and diluted EPS since January 1, 2011. Such shares were issued to the former shareholder of ACG based upon 2010 financial results in accordance with Share Exchange Agreement (see Note 13) in December 2011. Stock options had a dilutive effect of 223,459 and 73,479 shares for the years ended December 31, 2012 and 2011, respectively. Numerator for basic and diluted earnings per share is the same for the year ended December 31, 2012 and 2011, respectively.

1,580,112 stock options that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the years ended December 31, 2010 because they would have been anti-dilutive.

Non-vested stock that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the year ended December 31, 2010 because they would have been anti-dilutive were convertible into or exchangeable for1,229,679 shares.

Share-Based Payments

The Company records all share-based payments, including grants of employee stock options to employees, in the financial statements based on their fair values. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant. As of December 31, 2012, a total of 1,560,629 stock options granted to employees are outstanding.

Reclassification

Certain reclassifications have been made to prior period balances on the statement of operations and comprehensive income (loss) and balance sheet to conform to the presentation for the year ended December 31, 2012. Such reclassifications did not have any effect on results of operations.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

NOTE 4. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
NOTE 4. DISCONTINUED OPERATIONS

In September 2011, one of Heat Planet’s PRC subsidiaries, Hebei Ruihua Real Estate Development Co., Ltd. (“Ruihua Real Estate”) sold its 100% equity interest in Hebei Ruituo Auto Trading Co., Ltd. (“Ruituo”) which mainly engaged in a vehicle trading business, to a company controlled by Mr. Li’s brother, for an aggregate sales consideration of $1,574.

In December 2011, Heat Planet, through its PRC subsidiary, Hebei Xuwei Trading Co., Ltd, sold its entire equity interests in the remaining operating companies, which were mainly engaged in real estate businesses, including Hebei Shengrong Investment Co., Ltd. (“Hebei Shengrong Investment”, formerly known as Hebei Xian Real Estate Development Co., Ltd.), Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”), Ruihua Real Estate, and Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd., to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”), which is controlled by Mr. Li, for an aggregate sales consideration of $15,871.

The sale of the subsidiaries was prior to the merger and because the Company used merger accounting as if the merger had been consummated at the beginning of the earliest period presented (see Note 2), the Company has accounted for the sale of these subsidiaries in the accompanying consolidated financial statements as discontinued operations. Assets and liabilities, revenues and expenses, and cash flows related to the aforementioned subsidiaries have been appropriately reclassified in the accompanying condensed consolidated financial statements as discontinued operations for all periods presented. The revenues of discontinued operations are $223,219 and $5,602 for years ended December 31, 2011 and 2010, respectively. The disposition to affiliates were recognized as capital transaction and therefore the disposal gain amounting to $24,793 were credited to additional paid in capital as of December 31, 2011.

There is no interest expense related to discontinued operations that shall be allocated to discontinued operation.

NOTE 5. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
NOTE 5. ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	December 31,
	2012	2011

Net investment in direct financing and sales-type leases	$41,427	$22,721
Receivable from value-added services	3,570	7,466
Less: Allowance for doubtful accounts	(12,041)	(4,830)
Total	$32,956	$25,357

The activity in the Company’s allowance for doubtful accounts for account receivables is summarized as follows:

	December 31,
	2012	2011

Balance at the beginning of the year	$4,830	$1,464
Provision during the year	14,826	3,838
Bad debts written off	(7,615)	(472)
Balance at the end of the year	$12,041	$4,830

Net investment in direct financing and sales-type leases included into the accounts receivable represents the net investment in direct financing and sales-type leases which is overdue and delinquent.

NOTE 6. INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
NOTE 6. INVENTORIES	Summaries of inventories are as follows:
	December 31,
	2012	2011

Commercial vehicles	$5,747	$1,719
Parts and accessories	981	810
Total	$6,728	$2,529

NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2012	2011
		As Adjusted – note 2

Prepaid interest expenses	$51	$341
Temporary advances to employees	197	798
Prepaid rent	1,632	1,124
Prepaid other taxes	81	264
Prepaid fuel charges	46	606
Prepaid insurance expenses	1,365	155
Other current assets	1,140	877
Security deposit for lease securitization borrowings	—	7,935
Total	$4,512	$12,100

Prepaid insurance mainly includes the insurance premium of directors and officers liabilities insurances of the Company and the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims.

NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

The following lists the components of the net investment in direct financing and sales-type leases:

	December 31,
	2012	2011

Minimum lease payments receivable	$261,652	$503,506
Less: Allowance for doubtful accounts	(296)	(714)
Net minimum lease payments receivable	261,356	502,792
Less: unearned interest income	(26,404)	(59,234)

Net investment in direct financing and sales-type leases	234,952	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(196,213)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$38,739	$114,447

The activity in the Company’s allowance for doubtful accounts for net investments in direct financing and sales-type leases is summarized as follows:

	December 31,
	2012	2011

Balance at the beginning of the year	$714	$281
(Recovery) provision during the year	(276)	433
Bad debts written off	(142)	—
Balance at the end of the year	$296	$714

Net investment in direct financing and sales-type leases arises from the sale of commercial vehicles, for which the Company enters into monthly installment arrangements with its customers for approximately 2 years. The legal titles of the commercial vehicles are transferred to the customer when all the outstanding lease payments are fully settled. There is no unguaranteed residual value at the end of the lease upon the transfer of the lease. As of December 31, 2012 and 2011, the aggregate effective interest rate on direct financing and sales-type leases is approximately 18.96% and 16.98% per annum, respectively.

At December 31, 2012, future minimum lease payments are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$220,252	$41,036	$68	$261,356
Less: unearned interest income	(24,039)	(2,363)	(2)	(26,404)
Net investment in direct financing and sales-type leases	$196,213	$38,673	$66	$234,952

NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2012	2011

Leasehold improvements	$1,512	$1,246
Furniture and fixtures	6,189	3,704
Company automobiles	1,730	1,446
Total	9,431	6,396

Less: accumulated depreciation and amortization	(4,446)	(3,040)
Property, equipment and leasehold improvements, net	$4,985	$3,356

Depreciation and amortization expense for the continuing operations was approximately $1,902, $1,420 and $952 for the years ended December 31, 2012, 2011 and 2010, respectively.

NOTE 10. CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 10. CONSTRUCTION IN PROGRESS

Summaries of construction in progress are as follows:

	December 31,
	2012	2011

Construction in progress	$76,669	$—

Construction in progress represented the cost of construction work of the office segment of Kai Yuan Center which had not yet been completed as of December 31, 2012. No depreciation expense is recorded for the construction in progress until the assets are placed in service.

NOTE 11. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
NOTE 11. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2012	2011
		As Adjusted – note 2

Accrued expenses	$2,540	$1,741
Business and other tax payables	6,418	5,693
Salary payable	1,524	1,664
Temporary receipt of insurance premium	176	355
Temporary receipt of insurance claims	755	650
Deposits received	2,128	1,296
Interest payable	207	1,787
Other current liabilities	1,301	467
Total	$15,049	$13,653

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.

NOTE 12. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 12. THIRD PARTY BORROWINGS

Short-term borrowings

Summaries of short-term borrowings are as follows:

	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Short-term bank loans	7.03%	7.61%	February 2013 to November 2013	$102,458	$126,966
Lease securitization borrowings	—	10.62%	June 2012	—	23,013
Total	7.03%	8.07%		$102,458	$149,979

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bear interest at rates at the range of 5.60% to 8.53% as of December 31, 2011, denominated in RMB and have the terms within one year. The weighted average short-tem bank loans for the years ended December 31, 2012 and 2011 was $108,803 and $114,397, respectively.

Lease securitization borrowings are financial arrangements with the Trustee, in which a certain portion of the Company’s commercial truck leases will be securitized and sold to investors through the Trustee at each month. The borrowings bore interest at a rate of 10.62% as of December 31, 2011, are denominated in RMB, had terms within one year and have been fully paid up when matured in June 2012. The weighted average lease securitization borrowings for the years ended December 31, 2012 and 2011 was $7,746 and $40,911, respectively.

Long-term borrowings

	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Long-term bank loans	—	7.32%	August 2012	$—	$44,438
Less: current maturities of long-term bank loans				—	(44,438)
Long-term bank loans				$—	$—

Long-term bank loans represent loans from a local bank that were used for working capital purposes. The loans bore interest at a rate of 7.32% as of December 31, 2011, are denominated in RMB, have terms between one to two years and have been fully repaid when matured in August 2012.

NOTE 13. EARN-OUT OBLIGATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 13. EARN-OUT OBLIGATION

Pursuant to an earn-out provision of the Share Exchange Agreement (the “Share Exchange Agreement”) dated February 4, 2009 entered into in connection with the transaction between ACG and the Company, the Company became obligated as part of the Share Exchange Agreement to issue shares to the prior owner of ACG, Honest Best Int’l Ltd. (“Honest Best”) (now a major shareholder of the Company), conditioned on the combined company exceeding EBITDA targets in 2009 with additional shares issuances being conditioned on the combined company exceeding EBITDA targets in 2010, 2011, 2012, and 2013.

The percentage of shares to be issued was to be determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”). On March 22, 2010, the Company issued 2,603,456 shares to Honest Best based upon the 2009 financial results, in accordance the provisions of this agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement.

The fair value of the Earn-Out Obligation, which includes the 50% of holdback shares whose release was conditioned on achieving certain 2009 EBITDA targets, at closing was $23,400. That amount was recognized at closing as a liability and a dividend to shareholders. The Earn-Out Obligation is a derivative financial instrument liability that is adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once a measurement period for the issuance of shares ends, the Earn-Out Obligation related to that period is no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

On February 16, 2011, the Company reached an agreement with Honest Best to cancel the Earn-Out Obligation for fiscal years after 2011. This amendment eliminated the Earn-Out Obligation for 2012 and 2013, eliminating the potential dilutive effects of such issuances on AutoChina’s issued and outstanding shares. Furthermore, for fiscal years 2010 and 2011 the Earn-Out Obligation was modified such that a minimum of 70% EBITDA growth was required to be achieved in either respective year in order for any shares to be issued. Under this amendment, the Company was to issue between 15% to 20% of the number of ordinary shares of AutoChina outstanding when the revised EBITDA growth target is achieved. The reduction in the Earn-Out Obligation from the modification was credited in the amount of $75,000 directly to equity in the first quarter of 2011.

On September 26, 2011, the Company agreed with Honest Best to cancel the Earn-Out Obligation for fiscal year 2011. The reduction in the Earn-Out Obligation from the second modification was credited in the amount of $15,400 directly to equity in the third quarter of 2011.

The activities in the Earn-Out Obligation during the years ended December 31, 2012, 2011 and 2010 were as follows:

Earn-Out Obligation as of January 1, 2010	57,300
Increase in fair value during 2010 with a charge to the consolidated statement of operations and comprehensive income (loss)	100,400
Reclassification of 2010 Earn-Out Obligation at December 31, 2010 from a liability to equity	(84,600)
Earn-Out Obligation as of December 31, 2010	73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income (loss)	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and 2012	$—

The fair value of the Earn-Out Obligation requires the use of significant unobservable inputs, and these inputs were used in a Monte Carlo simulation model. The most significant inputs to the simulation model were:

Date of Grant	December 31, 2010	February 26, 2011	September 26, 2011

Volatility	46%	57%	113%
Cost of equity	16.75%	24.50%	21.50%
Current stock price	$25.87	$21.97	$9.87
Dividend yield	0.0%	0.0%	0.0%

Volatility was estimated using the median historical volatility of a group of comparable public companies. The cost of equity was estimated using the median cost of capital, derived using a capital asset pricing model, of a group of comparable public companies. The future stock price was simulated using Geometric Brownian Motion, a widely accepted model of stock price behavior that is used in Option Pricing Models such as the Black-Scholes Option Pricing Model. Future EBITDA performance was simulated using these inputs and potential changes in Enterprise Value to EBITDA multiples derived from historical data for comparable public companies. These simulated future outcomes were used to compute an expected value of the earn-out shares for each future measurement period. The expected value of the earn-out shares was discounted at the estimated cost of equity to arrive at the estimate of fair value of the Earn-Out Obligation. There were no changes in valuation techniques during the period presented.

NOTE 14. SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 14. SHARES AND WARRANTS

On December 8, 2009, the Company set the redemption date of January 8, 2010 for the issued and outstanding warrants. During the year ended December 31, 2009, an aggregate of 2,021,563 warrants were exercised by the warrant holders and the Company received the net proceeds of $10,108. From January 1 through January 8, 2010, an additional 2,059,127 warrants were exercised for the Company’s ordinary shares, as a result of which AutoChina received net proceeds of $10,296. The remaining 91,418 warrants were redeemed and the holders of those warrants were paid the sum of $0.01 per warrant. Upon the completion of the redemption on January 8, 2010, AutoChina had 15,076,410 ordinary shares and 14,215,785 ordinary shares issued and outstanding, respectively.

On March 22, 2010, the Company issued 2,603,456 shares to the former shareholder of ACG based upon the 2009 financial results, in accordance the provisions of the Share Exchange Agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement. (see Note 13).

During the year ended December 31, 2010, the Company repurchased 64,100 ordinary shares for a total of $1,630. These shares were cancelled and retired during the year. The Company’s share repurchase program expired in February 2011 and there was no share repurchase activity during the years ended December 31, 2011 and 2012.

On June 5, 2012, the board of directors of the Company approved an increase to the authorized share capital of the ordinary shares from 50,000,000 shares, par value of US$0.001 each, to 100,000,000 shares, par value of US$0.001 each. The authorized share capital of the preferred shares remained unchanged.

NOTE 15. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
NOTE 15. INCOME TAXES

Cayman Islands:    Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong:    The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2012, 2011 and 2010. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

 China:    Effective January 1, 2008, the National People’s Congress of China enacted a new PRC Enterprise Income Tax Law, under which foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) in the consolidated statements of operations and comprehensive income (loss) are as follows:

Continuing Operations:

	Years Ended December 31,
	2012	2011	2010

Current	$13,296	$7,000	$11,322
Deferred	(4,181)	6,419	(953)
Total	$9,115	$13,419	$10,369

Discontinued Operations:

	Years Ended December 31,
	2012	2011	2010

Current	$—	$333	$351

The tax effects of temporary differences representing deferred income tax assets / liabilities result principally from the following:

	December 31,
	2012	2011
Current
Deferred income tax assets:
Provision for doubtful accounts	$3,096	$1,376
Accrued liabilities	410	248
Tax loss carry forward	520	117
Other temporary differences	582	—
Deferred income tax assets – current	4,608	1,741

Deferred income tax liabilities:
Unearned income	(9,325)	(9,505)
Other temporary differences	—	(398)
Deferred income tax liabilities	(9,325)	(9,903)

Deferred income tax liabilities – current	$(4,717)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	$1,738	$1,538
Tax loss carry forward	1,560	351
Deferred income tax assets – non-current	3,298	1,889

Deferred income tax liabilities:
Unearned income	(751)	(78)

Deferred income tax assets – non-current	$2,547	$1,811

As of December 31, 2012, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions in China with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At December 31, 2012, the Company had $8,321 of deductible tax loss carry forwards that expire through December 31, 2016.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from continuing operations was as follows:

	December 31,
	2012	2011	2010

Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	4.9%	15.9%	(50.2)%
Non-taxable income	(1.1)%	—%	0.6%
Effect of rate differences in various tax jurisdictions	(0.9)%	(7.0)%	4.9%
Effective tax rate	27.9%	33.9%	(19.7)%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment and loss on change in fair value of the Earn-Out Obligation. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and 2011, the Company did not have any significant unrecognized uncertain tax positions.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2012, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

NOTE 16. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 16. STOCK-BASED COMPENSATION

On April 9, 2009, the AutoChina International Limited 2009 Equity Incentive Plan (the “Incentive Plan”) was approved by the shareholders of the Company. Under the terms of the Incentive Plan, 1,675,000 ordinary shares are reserved for issuance. All directors, employees and consultants of AutoChina and its affiliates are eligible to be granted awards under the Incentive Plan.

On September 3, 2009, December 3, 2009, May 19, 2010, August 19, 2010 and March 23, 2011, the Company granted 681,840, 520,944, 27,024, 364,080 and 72,000 stock options, respectively, under the terms of the Incentive Plan. The exercise price of each option is $9.50, $25.65, $23.80, $27.19 and $36.38, respectively, which represents the closing price of the Company’s ordinary shares on the date of grant. The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options.

On August 6, 2012, the Company’s board of directors determined to amend certain Share Option Award Agreements entered into pursuant to the Incentive Plan to reduce the exercise price per share thereunder to the current fair market value of the Company’s ordinary shares, which was $14.50 per share. The amendment affected 984,048 shares of stock options granted during the prior periods. The reduction in the exercise price of the stock options increased the fair value of share-based expense by $1,281 in the year ended December 31, 2012. The Company’s amendment also increased the unrecognized compensation expenses by $575 which will increase the general and administrative expenses and additional paid-in capital throughout the remaining vesting period of the respective stock options. During the years ended December 31, 2012, 2011 and 2010, 63,075, 28,408 and 13,776 stock options have been forfeited, respectively, as a result of the resignation of the grantees.

As of December 31, 2012, none of these options had been exercised. The Company recorded compensation expense of $4,553, $2,914 and $3,281 for the years ended December 31, 2012, 2011 and 2010, respectively, based on the estimated fair value of the options on the date of grant. The per share fair value of the stock options granted has been estimated using the Black-Scholes option-pricing model with the following assumptions:

Date of Grant	September 3, 2009	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None	None
Risk - free interest rate (2)	2.95%	2.87%	2.82%	2.06%	2.73%
Volatility (3)	47%	42%	43%	46%	60%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The Company used the binomial model to estimate the fair value of the modified options to reflect the amendment of the exercise prices of 984,048 shares of stock options previously granted in August 2012, using the following assumptions

Date of Grant	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None
Risk - free interest rate (2)	1.08%	1.17%	1.23%	1.30%
Volatility (3)	40%	40%	40%	40%
Expected Life (in years) (4)	7.30	7.80	8.00	8.60

(1)	The Company has no expectation of paying regular cash dividends on its common stock.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its common stock at the date of grant based on the implied volatility of publicly traded options on the common stock of companies within the same industry.

(4)	The expected life of stock options granted under the incentive plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The following table summarizes outstanding options as at December 31, 2012, related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2012	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2012	Weighted Average Exercise Price

$9.50 to $14.50	1,560,629	$4.76	7.04	1,127,924	$12.08

A summary of option activity under the employee share option plan as of December 31, 2012, 2011 and 2010, and changes during the three years then ended is presented as follows:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2010	1,202,784	$16.49
Granted	391,104	26.96
Forfeited	(13,776)	25.65
Outstanding at December 31, 2010	1,580,112	19.00	8.99	$11,329
Granted	72,000	36.38
Forfeited	(28,408)	24.89
Outstanding at December 31, 2011	1,623,704	19.67	8.04	$7,841
Forfeited	(63,075)	13.66
Outstanding at December 31, 2012	1,560,629	$12.35	7.04	$13,501

A summary of unvested options under the employee share option plan as of December 31, 2012, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2012	867,520	$4.83
Vested	(371,740)	4.82
Forfeited	(63,075)	4.36
Unvested at December 31, 2012	432,705	$4.91
Expected to vest thereafter	432,705	$4.91

As of December 31, 2012, 1,127,924 of the share options are vested and exercisable and a total of $4,199 of unrecognized compensation expense pertaining to options remains unvested. This amount will be recognized as compensation expense ratably over the remaining vesting period. The weighted average remaining vesting period of the options is 0.89 years.

NOTE 17. DIVIDEND PAYMENT RESTRICTIONS	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
NOTE 17. DIVIDEND PAYMENT RESTRICTIONS

Pursuant to the relevant accounting principles and financial regulations applicable to companies established in the PRC, a certain percentage of the after-tax net income is restricted and required to be allocated to a general statutory reserve until the balance of the fund has reached 50% of the registered capital of the applicable companies. The statutory reserve fund can be used to increase the registered capital and eliminate future losses of companies, but it cannot be distributed to shareholders except in the event of a solvent liquidation of the companies.

In addition, a substantial part of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These requirements imposed by the PRC government authorities may restrict the ability of the Company’s subsidiaries and VIEs to transfer its net assets to the Company through loans, advances or cash dividends, which consisted of paid-up capital, additional paid in capital and statutory reserves and amounted to approximately $125,829 as of December 31, 2012, exceeding 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X, and set out in Note 23.

NOTE 18. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
NOTE 18. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and month to month leases. These leases are accounted for as operating leases. Rent expense for continuing operations amounted to $2,921, $1,763 and $969 for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum payments for continuing operations under long-term, non-cancelable leases as of December 31, 2012, are as follows:

Year Ending December 31,	Future Minimum Payments
2013	$1,001
2014	893
2015	157
2016	29
Total	$2,080

Legal Proceedings

The staff of the SEC conducted a non-public investigation relating to the Company and, in this regard, the Company and its officers have received subpoenas for information. On January 6, 2012, the Company announced that it received a Wells Notice from the staff of the SEC, which the Company responded to. The Company cooperated with the SEC regarding this matter, including voluntarily providing information beyond that formally requested by the SEC staff, in an effort to assist in an expeditious conclusion of the staff’s investigation. On April 11, 2012, the SEC filed a lawsuit against the Company and 11 of its shareholders for stock manipulation, alleging that the Company deliberately manipulated trading in its shares to create the appearance of a liquid and active market. The Company continues to work closely with its legal counsel and advisors to defend the Company. The Company is unable at this time to predict the outcome of this lawsuit or whether the Company will incur any liability associated with the lawsuit, or to estimate the effect such outcome would have on the consolidated financial statements.

In the opinion of management, there are no other material claims assessments or litigation pending against the Company.

NOTE 19. PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 19. PROFIT APPROPRIATION

The Company’s China-based subsidiaries and VIEs are required to make appropriations to certain non-distributable reserve funds.

In accordance with the Chinese Company Laws, some of the Company’s PRC subsidiaries and VIEs have to make appropriations from their after-tax-profit under the Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds, including a statutory surplus fund and a discretionary surplus fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as statutory surplus fund until such appropriations for the fund equal 50% of the paid-in capital of the applicable company. The appropriation for the discretionary surplus fund is at the Company’s discretion as determined by the Board of Directors of each company.

Upon certain regulatory approvals and subject to certain limitations, the general reserve fund and the statutory surplus fund can be used to offset prior year losses, if any, and can be converted into paid-in capital of the applicable company, but it cannot be distributed to shareholders except in the event of a solvent liquidation of the company.

For the year ended December 31, 2012, 2011 and 2010, appropriations for the general reserve funds and statutory surplus funds totaled $3,981, $6,744 and $3,762, respectively.

NOTE 20. SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
NOTE 20. SEGMENT REPORTING

The Company measures segment income as income from continuing operations less depreciation and amortization.  The reportable segments are components of the Company which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business.

Upon consummation of the merger of Heat Planet and the Company, the Company operated two segments: commercial vehicle sales, servicing, leasing and support segment and office leasing segment. Prior to the acquisition of Hebei Ruiliang Trading in April 2012, the Company operated a single segment of commercial vehicle sales, servicing, leasing and support segment. During the reporting periods, the office leasing segment did not commence operation and did not generate any revenues or operating results. However, the value of the assets of the office leasing segment as of December 31, 2012 is $76,893. The remaining value of assets as of December 31, 2012, $362,413, is related to the commercial vehicle sales, servicing, leasing and support segment.

NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS

Due from an affiliate:

During the periods presented, the Company made a short-term advance to a related party, Kaiyuan Shengrong. The amount is non-interest bearing, unsecured and was settled in April 2012.

The outstanding amount due from a related party as of December 31, 2012 and 2011 was as follows:

		December 31,
	Note	2012	2011
			As Adjusted – note 2

Kaiyuan Shengrong	(1)	$—	$7,904

Note:

(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”), Honest Best and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet. The amount will be payable within six months of occupation of the Asset and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet. And any unpaid amounts from such amount due after such six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China. (6.00% as of December 31, 2012)

The amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum.

The amount due to Honest Best bore interest at the rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and repaid in January 2012. The amount due to Kaiyuan Shengrong bears the average interest rate of 6.93% per annum, which is adjustable in connection with the basis rate established by the People’s Bank of China, is unsecured and will commence maturity in July 2013.

The amount due to AutoChina Inc. and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of December 31, 2012 and 2011were as follows:

		December 31,
	Notes	2012	2011
			As Adjusted – note 2

Mr. Li	(1)	$144	$143
Honest Best	(2)	—	31,343
Alliance Rich	(3)	56,170	—
Hebei Kaiyuan	(3)	1,162	1,074
Kaiyuan Shengrong	(3)	8,110	3,244
Smart Success	(3)	9	9
AutoChina Inc.	(3)	—	6,883
Total		$65,595	$42,696

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Parent company of AutoChina and entity controlled by Mr. Li.
(3)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company which is controlled by Mr. Li’s brother. The amount due to Ruituo was non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amounts of accounts payable, related parties as of December 31, 2012 and 2011 were as follows:

		December 31,
	Note	2012	2011

Ruituo	(1)	$2,228	$—

Note:

(1)	Entity controlled by Mr. Li’s brother.

Deposits for inventories, related party:

During the periods presented, the Company made prepayments for inventories to a related party, Ruituo, to purchase commercial vehicles. The amount is non-interest bearing, unsecured and was settled in January 2012.

The outstanding amounts of deposits for inventories, related party as of December 31, 2012 and 2011 were as follows:

	December 31,
	Note	2012	2011

Ruituo	(1)	$—	$14,539

(1)	Entity controlled by Mr. Li’s brother.

Related Parties Transactions

During the periods presented, the details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2012	2011	2010

Capital nature:
Honest Best	(1)	(d)	$—	$61,570	$—
Hebei Kaiyuan	(2)	(a)	64,962	65,070	68,279
Hebei Kaiyuan	(2)	(d)	75,771	185,272	280,357
Ruihua Real Estate	(2)	(a)	—	—	12,139
Ruihua Real Estate	(2)	(d)	2,905	—	—
Kaiyuan Shengrong	(2)	(b)	10,299	3,096	3,035
Kaiyuan Shengrong	(2)	(d)	15,881	3,096	2,954
Kaiyuan Shengrong	(2)	(e)	3,169	3,096	3,035
Beiguo	(3)	(d)	—	—	112,264
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(5)	(d)	42,495	—	7,809
Ruituo	(6)	(d)	—	70,703	—
Rainbow Yield	(7)	(c)	—	—	9,000

Operating nature:
Honest Best	(1)	(k)	58	2,214	—
Hebei Kaiyuan	(2)	(h)	—	—	10,706
Hebei Kaiyuan	(2)	(k)	86	14	—
Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd.	(2)	(i)	—	—	2,097
Kaiyuan Shengrong	(2)	(k)	341	174	60
Beiguo	(3)	(f)	—	—	232,337
Beiguo	(3)	(h)	—	—	19,118
Beiguo	(3)	(j)	—	—	29,987
Beiguo	(3)	(k)	—	618	5,934
Beiguo	(3)	(g)	—	160	328,422
Renbai	(4)	(f)	—	—	9,228
Renbai	(4)	(g)	—	—	10,839
Renbai	(4)	(k)	—	—	951
Beijing Wantong	(5)	(i)	—	—	7,809
Beijing Wantong	(5)	(j)	—	101,974	10,340
Ruituo	(6)	(f)	—	—	316
Ruituo	(6)	(g)	234,781	404,411	55,317
Ruituo	(6)	(k)	384	—	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and the Company’s former director, Mr. Thomas Luen-Hung Lau (“Mr. Lau”) are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

(5)	Entity which Mr. Li’s brother holds 40% equity interest.

(6)	Entity controlled by Mr. Li’s brother.

(7)	Entity which Mr. Li’s sister is the sole director.

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Amount provided by the Company to an affiliate.

(d)	Loan provided to the Company during the year.

(e)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(f)	Purchase of automobiles from the Company during the year.

(g)	Sale of automobiles to the Company, including VAT, during the year.

(h)	Purchase of trading materials from the Company during the year.

(i)	Sale of trading material to the Company during the year.

(j)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and trading materials and amounts returned during the year.

(k)	Interest incurred by the Company during the year.

During the periods presented, the Company obtained a short-term trade financing facility from Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited (collectively referred to as “Beiguo”) and Shijiazhuang Beiguo Renbai Group Limited (“Renbai”), companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer, and Mr. Lau, a director of AutoChina. The proceeds from this financing facility were used to purchase commercial vehicles for the continuing operations of the Company. This short-term trade financing facility was utilized because, at the time, the Company’s financing needs exceeded the credit limit it could obtain from financial institutions under traditional borrowing arrangements due to the short operating history of the company.

The financing facility operated in the following three steps:

1.	A subsidiary of AutoChina purchases a vehicle from a 3rd party supplier and immediately sells it to Beiguo or Renbai for a note receivable.

2.	The AutoChina subsidiary discounts (sells) the note receivable to a bank for 96.5% and obtains cash in return.

3.	Beiguo or Renbai sells the vehicle back to an AutoChina subsidiary and provides 6 month payments terms at 2% interest (effectively 4% per annum).

This arrangement resulted in the Company effectively paying a financing charge of approximately 4% per annum to Beiguo and Renbai for the funds obtained, and an additional 3.5% for discounting the note receivable to a bank. The relatively low financing charge paid to Beiguo and Renbai was possible, in part, because the financing arrangement is guaranteed by Mr. Li, who has a long term business relationship with Beiguo and Renbai, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days. Accordingly, the Company has classified the movements in these payable balances as financing activities on the statement of cash flows. These transactions did not qualify as sales under U.S. GAAP because there was a repurchase obligation by the Company. Both the sales of commercial vehicles to the affiliates and the repurchases were done at an insignificant mark up to cover operating costs.

The Company expects not to continue relying on this financing arrangement with Beiguo and Renbai in the foreseeable future. Since December 2010, the Company started purchasing commercial vehicles from Ruituo, an affiliate of Mr. Li, at a mark up of approximately 0.3%. The balance due to such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the years ended December 31, 2012, 2011 and 2010, the Company sold commercial vehicles to affiliates amounting to nil, nil and $283,001, respectively (these amounts represent the sales in Step 1 above). The cost of sales of these commercial vehicles sold to these affiliates amounted to nil, nil and $278,335, respectively (these amounts include VAT and represent the cost of sales in Step 1 above).

During the years ended December 31, 2012, 2011 and 2010, the Company purchased commercial vehicles from Beiguo and Renbai amounting to nil, nil and $283,850 (these amounts include VAT and represent the purchases in Step 3 above), and incurred interest expenses to these two affiliates amounting to nil, $618 and $6,885, respectively under the above arrangement (these figures are reflected in “Interest expense, related parties” on the Consolidated Statements of Operations).

Since these transactions do not qualify as sales under U.S. GAAP, the amounts of the sales to affiliates (nil, nil and $283,001, for the years ended December 31, 2012, 2011 and 2010, respectively) were netted with the respective purchases from these affiliates (nil, nil and $283,850). The variance between the sales and purchase cost are insignificant mark ups charged by the affiliates and were recognized as “interest expenses, related parties” on the Consolidated Statements of Operations.

During the years ended December 31, 2012, 2011 and 2010, the Company also purchased commercial vehicles from Beiguo and Renbai other than pursuant to the above arrangement, amounting to nil, $160 and $55,411, respectively (these figures are reflected in “Cost of sales: Commercial vehicles, related parties” on the Consolidated Statements of Operations). During the years ended December 31, 2012, 2011 and 2010, the Company purchased commercial vehicles from Ruituo amounting to $234,781, $404,411 and $55,317, respectively (these figures are reflected in “Cost of sales: Commercial vehicles, related parties” on the Consolidated Statements of Operations). The interest expense incurred for the purchase from Ruituo amounting to $384, nil and nil during the years ended December 31, 2012, 2011 and 2010, respectively.

During the year ended December 31, 2010, the Company sold trading materials to Hebei Kaiyuan and Beiguo amounting to $29,824. The related cost of sales amounted to $29,160. The Company was charged an insignificant mark up to cover the operating costs in connection with these sales. Under ASC 605-45, “Reporting Revenue Gross as a Principal versus Net as an Agent”, the sales transaction by the Company to Hebei Kaiyuan and Beiguo are considered as agency sales and the revenue generated on such transactions are recorded at net basis. There was no such transaction occurred during the years ended December 31, 2012 and 2011.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space at free of charge and no rental costs were incurred by the Company during the years ended December 31, 2012, 2011, and 2010.

NOTE 22. VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 22. VARIABLE INTEREST ENTITIES

On November 26, 2008, through the Company’s wholly owned subsidiary, Chuanglian, the Company executed a series of contractual arrangements with the Auto Kaiyuan Companies and their shareholder, as the Enterprise Agreements. Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholder, and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered VIEs and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the Auto Kaiyuan Companies, which were the operating companies (the “Operating Companies”) of the Company in the PRC. The Enterprise Agreements were amended in December 2009 to exclude Hua An Investment and Huiyin Investment, which were previously held by the Auto Kaiyuan Companies when they were disposed to a third party.

In January 2013, the Company has further amended the Enterprise Agreements with Kaiyuan Auto Trade and Kaiyuan Logistics and their shareholder, Hebei Kaiyuan. Under the amendment, Hebei Kaiyuan transferred its entire equity interests held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment. Thereafter, Hebei Shengrong Investment became the shareholder of these two VIEs. The rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged.

Details of the Enterprise Agreements are as follows:

Assignment of Voting Rights

The shareholder of the Auto Kaiyuan Companies irrevocably agreed to assign all of its voting rights to the Company for all business resolutions. As a result, the Company has direct control of the Board of Directors and has authority to appoint the majority of the Board of Directors which makes it the primary controlling shareholder of the Auto Kaiyuan Companies.

Management and Operating Agreement

The Company is engaged to exclusively manage and operate the sales and service of the Operating Companies held by the Auto Kaiyuan Companies, including the development of sales and marketing strategy, management of customer services, daily operations, financial management, employment issues and all other related operating and consulting services. Furthermore, the Auto Kaiyuan Companies agree that without the prior consent of the Company, the Auto Kaiyuan Companies will not engage in any transactions that could materially affect their respective assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of their assets or intellectual property rights in favor of a third party or transfer of any agreements relating to their business operation to any third party. The management and operating agreement was entered on November 26, 2008 and amended on December 14, 2009 , has a term of 10 years and will be extended for another 10 years automatically unless the Company files a written notice at least 3 months prior to the expiration of this agreement.

Equity Interest Transfer Agreement

The shareholder of the Auto Kaiyuan Companies agreed to transfer all of its assets to the Company and the Company has an exclusive, irrevocable and unconditional right to purchase, or cause the Company’s designated party to purchase, from such shareholder, at the Company’s sole discretion, part or all of the shareholders’ equity interests in the Auto Kaiyuan Companies when and, to the extent that, applicable PRC Laws permit the Company to own part or all of such equity interests in the Auto Kaiyuan Companies. According to the Exclusive Equity Interest Transfer Agreement, the purchase price to be paid by the Company to the shareholder of the Auto Kaiyuan Companies will be the minimum amount of consideration permitted by applicable PRC Law at the time when such share transfer occurs.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, the Auto Kaiyuan Companies and their shareholder agreed to pledge all of its equity interest and operating profits to guarantee the performance of the Auto Kaiyuan Companies in the obligation under the Equity Interest Transfer Agreement. In the event of the breach of any conditions of the Equity Interest Transfer Agreement, the Company is entitled to enforce its pledge rights over the equity interests of the Auto Kaiyuan Companies for any losses suffered from the breach.

The FASB issued guidance requiring companies to provide enhanced disclosures about an enterprise’s involvement in a VIE. This guidance also requires an enterprise to qualitatively assess the determination of the primary beneficiary of a VIE. As part of its qualitative assessment the Company has evaluated the following:

·	The sufficiency of AutoChina’s equity investments at risk to permit the Operating Companies to finance their activities without additional subordinated financial support;

That as a group, the holders of the equity investments at risk have:

The power through voting rights or similar rights to direct activities that most significantly impact the Operating Companies’ economic performance,

The obligation to absorb the expected losses of the Operating Companies and such obligations are not protected directly or indirectly, and

The right to receive the expected residual return of the Operating Companies and such rights are not capped; and

The voting rights of the investors are not proportional to either their obligations to absorb the expected losses of the Operating Companies, their rights to receive the expected returns of the Operating Companies, or both, and that substantially all of the Operating Companies activities do not involve or are not conducted on behalf of an investor that has disproportionately few voting rights.

Since the management contract generally represents a significant service arrangement for the Operating Companies and the associated management fees represent a significant amount of the entity’s cash flow as compared to the overall cash flow of the Operating Companies (generally 50% or more including incentives), the Management Companies’ have what is considered a variable interest in the Operating Companies. This variable interest thereby qualifies AutoChina’s Operating Companies as VIEs.

If an investment is determined to be a VIE, the Company then performs an analysis to determine if the Company is the primary beneficiary of the VIE. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity it must have:

·	The power to direct the activities of a VIE that most significantly impact the entity’s economic performance (“power criterion”), and

The obligation to absorb losses of an entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE (“losses/benefits criterion”).

As part of its qualitative assessment, AutoChina has concluded that it maintains the power criterion since the Company directs the activities that impact the underlying economics of the Operating Company. One example of such an activity is that AutoChina’s Officers, which is composed of senior employees across AutoChina’s departments, is responsible for monitoring performance and allocating resources and capital to the Operating Companies. Further, since AutoChina maintains a priority earnings position in the Operating Companies and has the ability and obligation to absorb the losses of the Operating Companies, AutoChina also meets the losses/benefits criterion.

These contractual arrangements may not be as effective in providing the Company with control over the VIEs as direct ownership. Due to its VIE structure, the Company has to rely on contractual rights to effect control and management of the VIEs, which exposes it to the risk of potential breach of contract by the shareholders of the VIEs for a number of reasons. For example, their interests as shareholders of the VIEs and the interests of the Company may conflict and the Company may fail to resolve such conflicts; the shareholders may believe that breaching the contracts will lead to greater economic benefit for them; or the shareholders may otherwise act in bad faith. If any of the foregoing were to happen, the Company may have to rely on legal or arbitral proceedings to enforce its contractual rights, including specific performance or injunctive relief, and claiming damages. Such arbitral and legal proceedings may cost substantial financial and other resources, and result in a disruption of its business, and the Company cannot assure that the outcome will be in its favor. Apart from the above risks, there are no significant judgments or assumptions regarding enforceability of the contracts.

In addition, as all of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through either arbitration or litigation in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these contractual arrangements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these contractual arrangements, it may not be able to exert effective control over the VIEs, and its ability to conduct its business may be materially and adversely affected.

None of the assets of the VIEs can be used only to settle obligations of the consolidated VIEs. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011

Total assets	$237,875	$316,282
Total liabilities	83,221	170,124

	Years Ended December 31,
	2012	2011	2010

Revenues	$34,946	$118,456	$305,842
Net income	4,786	27,993	25,454

NOTE 23. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
NOTE 23 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2012 and 2011, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2012	2011

Assets
Cash and cash equivalents	$95	$80
Prepaid expenses and other current assets	230	301
Investment in subsidiaries	151,661	207,071
Due from subsidiaries	77,251	84,794
Total assets	$229,237	$292,246

Liabilities
Other payables and accrued liabilities	$877	$1,063

Shareholders’ equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized – 50,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Accumulated losses	(118,490)	(136,154)
Accumulated other comprehensive income	22,970	22,568
Total shareholders’ equity	228,360	291,183

Total liabilities and shareholders’ equity	$229,237	$292,246

Condensed Statement of Operations

	Years ended December 31,
	2012	2011	2010

Equity in profit of subsidiaries	$29,630	$48,052	$43,073

General and administrative expenses	6,140	5,600	4,940
Other income	(59)	—	—
Interest expense	—	1	33
Total operating expenses	6,081	5,601	4,973

Income from operations	23,549	42,451	38,100
Loss on change in fair value of earn-out obligation	—	(17,300)	(100,400)
Net income (loss)	$23,549	$25,151	$(62,300)

Condensed Statement of Cash flows

	December 31,
	2012	2011	2010

Net cash and cash equivalents provided by (used in) operating activities	$83,799	$(2,063)	$(1,797)
Net cash and cash equivalents provided by (used in) investing activities	7,543	1,873	(78,745)
Net cash and cash equivalents (used in) provided by financing activities	(91,327)	—	74,908
Cash and cash equivalents, beginning of the year	80	270	5,904
Cash and cash equivalents, end of the year	$95	$80	$270

NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to its customers, it considers its lessee customers as its only portfolio segment.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type lease) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and receivables from value-added services is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The net investment in direct financing and sales-type leases and receivables from value-added services will be reviewed for impairment. Included in these amounts are leases that are in default, non-performing or in bankruptcy. Based on our non-performing direct financing and sales-type leases experience from those leases that were either matured or in the stage that were close to maturities, we also assess and make provision for performing loans. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011

Balance at the beginning of the year	$5,544	$1,745
Provision during the year	14,550	4,271
Bad debts written off	(7,757)	(472)
Balance at the end of the year	$12,337	$5,544

Credit quality of finance receivables

The credit quality of net investment in sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include performing and non-performing. Non-performing is defined as receivables past due and/or on nonaccrual status or in bankruptcy. The receivables not meeting the criteria listed above are considered performing. Non-performing receivables have the highest probability for credit loss. The allowance for credit loss attributable to non-performing receivables is based on the most probable source of repayment, which is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

The carrying amount of the performing and non-performing finance receivables as of December 31, 2012 and 2011were as follows:

December 31, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivables	3,025	29,931	32,956
	$237,977	$29,931	$267,908

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivables	5,909	19,448	25,357
	$449,467	$19,448	$468,915

The carrying amount of the impaired finance receivables as of December 31, 2012 and 2011 were as follows:

December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivables	29,716	12,041	17,675
	$34,800	$12,337	$22,463

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivables	10,327	4,830	5,497
	$20,890	$5,544	$15,346

The analysis of the age of the carrying amount of the overdue receivables as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011

Less than 90 days	$19,103	$16,116
Over 90 days	22,869	8,162
	41,972	24,278
Less: allowance for credit losses	(12,041)	(4,830)
Total	$29,931	$19,448

For the years ended December 31, 2012 and 2011, the average carrying amount of the impaired finance receivables was $21,265 and $11,185, respectively. The related amount of interest income recognized was $4,032 and $2,606, respectively.

NOTE 25. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 25. SUBSEQUENT EVENT

In January 2013, the Company has agreed to amend the Enterprise Agreements with its VIEs, Kaiyuan Auto Trade and Kaiyuan Logistics and their shareholder, Hebei Kaiyuan. Under the amendment, Hebei Kaiyuan transferred its entire equity interests held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment. Thereafter, Hebei Shengrong Investment became the shareholder of these two VIEs. The rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged. The amendment of the Enterprise Agreements does not have any financial impact to the Company’s financial positions and operating results.

In March 2013, the Company has performed a group restructure to transfer the entire equity interest of its subsidiary, Chuangjie Trading, from Ganglian Finance Leasing to Kaiyuan Auto Trade, The change led Chuangjie Trading became a VIE of the Company. In addition, Fancy Think Limited transferred 10% interest of Chuanglian to Ganglian Finance Leasing. Thereafter, Fancy Think and Ganglian Finance Leasing hold 80% and 20% interest of Chuanglian, respectively.

The change of group structure does not have any financial impact to the Company’s financial positions and operating results.

NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Financial Statement Preparation and Presentation

Financial Statement Preparation and Presentation

The accompanying consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”). The acquisition of Heat Planet was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Heat Planet and its subsidiaries are recorded at carrying value. The cash consideration in excess of carrying value of net assets of Heat Planet’s subsidiary was deemed a capital distribution to Mr. Li and a deduction to additional paid in capital was recorded upon consummation of acquisition.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs.  All significant inter- company balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of fair value of earn-out obligation, assessment of the provision for doubtful accounts, the assessment of the impairment of tangible long-lived assets, the assessment of the valuation allowance on deferred tax assets and the assessment of the fair value of the commercial vehicles is used in determining revenue recognition by reference to the retail market price. Actual results could differ from these estimates.

Currency Reporting

Currency Reporting

The Company uses U.S. dollars as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollar as its functional currencies whereas amounts reported in the accompanying consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates listed by the People’s Bank of China as of December 31, 2012 and 2011 and the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 have been translated into U.S. dollars at the average rates during the periods the transactions were recognized. The resulting translation adjustments are recorded as other comprehensive income in the consolidated statement of operations and comprehensive income.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of December 31, 2012 and 2011, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions under the Company’s PRC VIEs and subsidiaries, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

Restricted Cash

As of December 31, 2012 and 2011, the restricted cash was $160 and $159, respectively, which was a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency.

Accounts Receivable

Accounts Receivable

Accounts receivable, which are unsecured, are stated at the amount the Company expects to collect from the value added services, such as the tires, fuel and insurance financing services, and the past due net investment in direct financing and sales-type leases. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company evaluates the collectability of its receivable based on a combination of factors, including customer credit-worthiness, residual value of the commercial vehicles under lease and historical collection experience. Management reviews the receivable and adjusts the allowance based on historical experience, financial condition of the customer and other relevant current economic factors. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of accounts receivable from sales of commercial vehicles and investment in direct financing and sales-type leases. Credit risk concentration with respect to accounts receivables and investments in leases is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The Company uses the specific identification method to value commercial vehicles and the first-in, first-out method (“FIFO”) to account for parts inventories.  A reserve of specific inventory units and parts inventories is maintained where the cost exceeds the estimated net realizable value.

Deposits for Inventories	Deposits for Inventories Deposits for inventories are cash advances made to automobile manufacturers and auto dealers for the purchase of commercial vehicles.
Property, Equipment, Leasehold Improvements and Construction in progress

Property, Equipment, Leasehold Improvements and Construction in progress

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of operations and comprehensive income (loss). Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Over the lease term

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s facilities. No depreciation is provided for construction in progress until such time as the assets are completed and placed into service.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates, short-term borrowings and earn-out obligation. The earn-out obligation was adjusted to its fair value at each reporting date. The carrying amounts of the other items at December 31, 2012 and 2011 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Lease Securitization Borrowings

Lease Securitization Borrowings

Lease securitization borrowings are recorded as the liabilities of the Company upon the existence of obligation. According to the lease securitization program entered by the Company with the Trustee, the lease receivable (transferred assets) related to the lease securitization borrowing are not derecognized upon performing the securitization, since the asset derecognition criteria stated in ASC 860-20, “Sales of Financial Assets” are not met. Detailed guidelines to indicate the transferor has surrendered control over transferred assets if the following conditions are met: (i) if the transferred asset is legally isolated; (ii) if the transferee has the rights to pledge or exchange the transferred assets; and (iii) if the transferor does not maintain effective control over the transferred assets.

Treasury Stock

Treasury Stock

Treasury stock is ordinary shares repurchased by the Company and not cancelled. These shares are recorded at cost and result in a reduction of the equity on balance sheets. In August 2010, the board of directors authorized a stock repurchase program, pursuant to which the Company repurchased 64,100 ordinary shares from the open market for a total of $1,630. These repurchased shares were recorded as treasury stock before being retired. In December 2010, the Company retired the repurchased shares and charged the par value of the ordinary shares against additional paid-in capital. The share repurchase program expired in February 2011.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second-hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Cost of Sales	Cost of Sales Cost of sales consists of the purchase price of the leased vehicle plus the direct labour costs of the operations.
Advertising

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $21, $16 and $25 for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operation.

Value added Tax and Business Tax

Value added Tax and Business Tax

In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

The Company’s PRC subsidiaries are also subject to business tax 5% for their revenues from membership fee, interest from sales-type lease, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services, which are recognized after net off business tax.

Income Taxes

Income Taxes

Income taxes are accounted for using an asset and liability method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities. The Company did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2012 and 2011, respectively.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s continuing operations consist of two reporting and operating segments, the commercial vehicle sales, servicing, leasing and support business, and office leasing business.

Earn-out Obligation

Earn-out Obligation

The Company issues the shares in respect of the Earn-Out Obligation each year when the Company’s audited financial results are released and if the financial results fulfill the condition in the Share Exchange Agreement. The Earn-Out Obligation was a derivative financial instrument liability that was adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once the measurement period for the issuance of shares ended, the Earn-Out Obligation related to that period was no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

Pursuant to an earn-out provision of the Share Exchange Agreement entered into in connection with the business combination between ACG and AutoChina (formerly Spring Creek Acquisition Corp.), the Company initially could have been required annually to issue to the former shareholder of ACG up to 20% of the number of ordinary shares outstanding as of December 31, commencing December 31, 2009 through December 31, 2013. The percentage of shares to be issued would have been determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”) (see Note 13). According to the amendment to the earn-out provision in February 2011, the Earn-Out Obligation after the year ended December 31, 2011 was eliminated and the Earn-Out Obligation for the years ended December 31, 2010 and 2011 was modified. In September 2011, there were further amendments of the earn-out provision, under which the Earn-Out Obligation after the year ended December 31, 2010 was eliminated.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

3,923,153 contingently issuable shares were considered outstanding and included in the computation of basic and diluted EPS since January 1, 2011. Such shares were issued to the former shareholder of ACG based upon 2010 financial results in accordance with Share Exchange Agreement (see Note 13) in December 2011. Stock options had a dilutive effect of 223,459 and 73,479 shares for the years ended December 31, 2012 and 2011, respectively. Numerator for basic and diluted earnings per share is the same for the year ended December 31, 2012 and 2011, respectively.

1,580,112 stock options that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the years ended December 31, 2010 because they would have been anti-dilutive.

Non-vested stock that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the year ended December 31, 2010 because they would have been anti-dilutive were convertible into or exchangeable for1,229,679 shares.

Share-Based Payments

Share-Based Payments

The Company records all share-based payments, including grants of employee stock options to employees, in the financial statements based on their fair values. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant. As of December 31, 2012, a total of 1,560,629 stock options granted to employees are outstanding.

Reclassification

Reclassification

Certain reclassifications have been made to prior period balances on the statement of operations and comprehensive income (loss) and balance sheet to conform to the presentation for the year ended December 31, 2012. Such reclassifications did not have any effect on results of operations.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

NOTE 2. MERGER UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Selected consolidated balance sheet information

	December 31, 2011 (as previously reported)	Effect of Adjustment	December 31, 2011 (As Adjusted)

ASSETS
Cash and cash equivalents	$43,019	$29	$43,048
Due from an affiliate	—	7,904	7,904
Prepaid expenses and other current assets	12,096	4	12,100
Total assets	$546,529	$7,937	$554,466

LIABILITIES
Other payables and accrued liabilities	13,652	1	13,653
Due to affiliates	35,661	7,035	42,696
Total liabilities	$256,247	$7,036	$263,283

EQUITY
Additional paid-in capital	379,952	24,793	404,745
Accumulated losses	(124,349)	(24,821)	(149,170)
Accumulated other comprehensive income	21,639	929	22,568
Total equity	290,282	901	291,183
Total liabilities and equity	$546,529	$7,937	$554,466

Selected consolidated statement of operations information
	Year ended December 31, 2011 (as previously reported)	Effect of Adjustment	Year ended December 31, 2011 (As Adjusted)

General and administrative	$27,198	$6	$27,204
Income (loss) from continuing operations before income taxes	39,549	(6)	39,543
Income (loss) from continuing operations	26,130	(6)	26,124
Income (loss) from discontinued operations	—	(1,330)	(1,330)
Income tax benefit	—	333	333
Loss attributable to non-controlling interest	—	24	24
Income (loss) from discontinued operations, net of taxes	—	(973)	(973)
Net income (loss)	$26,130	$(979)	$25,151

Earnings (loss) per share
Basic
Continuing operations	$1.11	$—	$1.11
Discontinued operations	—	(0.04)	(0.04)
	$1.11	$(0.04)	$1.07

Diluted
Continuing operations	$1.11	$—	$1.11
Discontinued operations	—	(0.04)	(0.04)
	$1.11	$(0.04)	$1.07

Selected consolidated statement of operations information for the year ended December 31, 2010:

	Year ended December 31, 2010 (as previously reported)	Effect of Adjustment	Year ended December 31, 2010 (As Adjusted)

General and administrative	$17,590	$12	$17,602
Loss from continuing operations before income taxes	(52,523)	(12)	(52,535)
Loss from continuing operations	(62,892)	(12)	(62,904)
Income from discontinued operations	—	1,404	1,404
Income tax provision	—	(351)	(351)
Income attributable to non-controlling interest	—	(449)	(449)
Income from discontinued operations , net of taxes	—	604	604
Net (loss) income	$(62,892)	$592	$(62,300)

(Loss) earnings per share
Basic
Continuing operations	$(3.42)	$0.01	$(3.41)
Discontinued operations	—	0.03	0.03
	$(3.42)	$0.04	$(3.38)

Diluted
Continuing operations	$(3.42)	$0.01	$(3.41)
Discontinued operations	—	0.03	0.03
	$(3.42)	$0.04	$(3.38)

Selected consolidated statement of cash flow information
	Year ended December 31, 2011 (as previously reported)	Effect of Adjustment	Year ended December 31, 2011 (As Adjusted)

Net income (loss)	$26,130	$(979)	$25,151
Net income from discontinued operations	—	973	973
Other payable and accrued liabilities	5,730	(1)	5,729
Net cash provided by (used in) continuing operating activities	37,211	(7)	37,204
Cash received from sales of subsidiaries	—	7,589	7,589
Net cash provided by continuing investing activities	6,878	7,589	14,467
Repayment to affiliates	(364,175)	(8,084)	(372,259)
Net cash used in continuing financing activities	(33,795)	(8,084)	(41,879)
Net cash provided by (used in) continuing operating, investing and financing activities	10,294	(502)	9,792
Net cash used in discontinued operating activities	—	48,537	48,537
Net cash used in discontinued investing activities	—	172,922	172,922
Net cash provided by discontinued financing activities	—	(222,289)	(222,289)
Effect of foreign currency translation on cash	1,794	1,344	3,138
Net increase in cash and cash equivalents	12,088	12	12,100
Cash and cash equivalents, beginning of year	30,931	17	30,948
Cash and cash equivalents, end of year	$43,019	$29	$43,048

Selected consolidated statement of cash flow information for the year ended December 31, 2010:

	Year ended December 31, 2010 (as previously reported)	Effect of Adjustment	Year ended December 31, 2010 (As Adjusted)

Net (loss) income	$(62,892)	$592	$(62,300)
Net loss from discontinued operations	—	(604)	(604)
Net cash (used in) provided by continuing operating activities	(149,072)	(12)	(149,084)
Proceeds from affiliates	283,311	120,073	403,384
Repayment to affiliates	(245,988)	(120,181)	(366,169)
Increase in accounts payable, related parties	451,525	(56,947)	394,578
Repayment to accounts payable, related parties	(570,637)	56,947	(513,690)
Net cash provided by (used in) continuing financing activities	139,878	(108)	139,770
Net cash (used in) provided by continuing operating, investing and financing activities	(7,060)	(120)	(7,180)
Net cash used in discontinued operating activities	—	(84,184)	(84,184)
Net cash used in discontinued investing activities	—	(59,454)	(59,454)
Net cash provided by discontinued financing activities	—	144,087	144,087
Effect of foreign currency translation on cash	1,223	(329)	894
Net decrease in cash and cash equivalents	(5,837)	—	(5,837)
Cash and cash equivalents, beginning of year	36,768	17	36,785
Cash and cash equivalents, end of year	$30,931	$17	$30,948

NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated useful lives of property, equipment and leasehold improvements
Useful life
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Over the lease term

NOTE 5. ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Summary of accounts receivable
	December 31,
	2012	2011

Net investment in direct financing and sales-type leases	$41,427	$22,721
Receivable from value-added services	3,570	7,466
Less: Allowance for doubtful accounts	(12,041)	(4,830)
Total	$32,956	$25,357

Summary of allowance for doubtful accounts for account receivables
	December 31,
	2012	2011

Balance at the beginning of the year	$4,830	$1,464
Provision during the year	14,826	3,838
Bad debts written off	(7,615)	(472)
Balance at the end of the year	$12,041	$4,830

NOTE 6. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of inventories
	December 31,
	2012	2011

Commercial vehicles	$5,747	$1,719
Parts and accessories	981	810
Total	$6,728	$2,529

NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2012	2011
		As Adjusted – note 2

Prepaid interest expenses	$51	$341
Temporary advances to employees	197	798
Prepaid rent	1,632	1,124
Prepaid other taxes	81	264
Prepaid fuel charges	46	606
Prepaid insurance expenses	1,365	155
Other current assets	1,140	877
Security deposit for lease securitization borrowings	—	7,935
Total	$4,512	$12,100

NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	December 31,
	2012	2011

Minimum lease payments receivable	$261,652	$503,506
Less: Allowance for doubtful accounts	(296)	(714)
Net minimum lease payments receivable	261,356	502,792
Less: unearned interest income	(26,404)	(59,234)

Net investment in direct financing and sales-type leases	234,952	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(196,213)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$38,739	$114,447

Allowance for doubtful accounts for net investments
	December 31,
	2012	2011

Balance at the beginning of the year	$714	$281
(Recovery) provision during the year	(276)	433
Bad debts written off	(142)	—
Balance at the end of the year	$296	$714

Summery of Future minimum lease payments
	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$220,252	$41,036	$68	$261,356
Less: unearned interest income	(24,039)	(2,363)	(2)	(26,404)
Net investment in direct financing and sales-type leases	$196,213	$38,673	$66	$234,952

NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2012	2011

Leasehold improvements	$1,512	$1,246
Furniture and fixtures	6,189	3,704
Company automobiles	1,730	1,446
Total	9,431	6,396

Less: accumulated depreciation and amortization	(4,446)	(3,040)
Property, equipment and leasehold improvements, net	$4,985	$3,356

NOTE 10. CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Summary of construction in progress
	December 31,
	2012	2011

Construction in progress	$76,669	$—

NOTE 11. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	December 31,
	2012	2011
		As Adjusted – note 2

Accrued expenses	$2,540	$1,741
Business and other tax payables	6,418	5,693
Salary payable	1,524	1,664
Temporary receipt of insurance premium	176	355
Temporary receipt of insurance claims	755	650
Deposits received	2,128	1,296
Interest payable	207	1,787
Other current liabilities	1,301	467
Total	$15,049	$13,653

NOTE 12. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Short-term bank loans	7.03%	7.61%	February 2013 to November 2013	$102,458	$126,966
Lease securitization borrowings	—	10.62%	June 2012	—	23,013
Total	7.03%	8.07%		$102,458	$149,979

Summary of Long-term borrowings
	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Long-term bank loans	—	7.32%	August 2012	$—	$44,438
Less: current maturities of long-term bank loans				—	(44,438)
Long-term bank loans				$—	$—

NOTE 13. EARN-OUT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of activities in the Earn-Out Obligation
Earn-Out Obligation as of January 1, 2010	57,300
Increase in fair value during 2010 with a charge to the consolidated statement of operations and comprehensive income (loss)	100,400
Reclassification of 2010 Earn-Out Obligation at December 31, 2010 from a liability to equity	(84,600)
Earn-Out Obligation as of December 31, 2010	73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income (loss)	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and 2012	$—

Significant inputs to the simulation model
Date of Grant	December 31, 2010	February 26, 2011	September 26, 2011

Volatility	46%	57%	113%
Cost of equity	16.75%	24.50%	21.50%
Current stock price	$25.87	$21.97	$9.87
Dividend yield	0.0%	0.0%	0.0%

NOTE 15. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years Ended December 31,
	2012	2011	2010

Current	$13,296	$7,000	$11,322
Deferred	(4,181)	6,419	(953)
Total	$9,115	$13,419	$10,369

Discontinued Operations:

	Years Ended December 31,
	2012	2011	2010

Current	$—	$333	$351

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
Current
Deferred income tax assets:
Provision for doubtful accounts	$3,096	$1,376
Accrued liabilities	410	248
Tax loss carry forward	520	117
Other temporary differences	582	—
Deferred income tax assets – current	4,608	1,741

Deferred income tax liabilities:
Unearned income	(9,325)	(9,505)
Other temporary differences	—	(398)
Deferred income tax liabilities	(9,325)	(9,903)

Deferred income tax liabilities – current	$(4,717)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	$1,738	$1,538
Tax loss carry forward	1,560	351
Deferred income tax assets – non-current	3,298	1,889

Deferred income tax liabilities:
Unearned income	(751)	(78)

Deferred income tax assets – non-current	$2,547	$1,811

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2012	2011	2010

Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	4.9%	15.9%	(50.2)%
Non-taxable income	(1.1)%	—%	0.6%
Effect of rate differences in various tax jurisdictions	(0.9)%	(7.0)%	4.9%
Effective tax rate	27.9%	33.9%	(19.7)%

NOTE 16. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options valuation assumption
Date of Grant	September 3, 2009	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None	None
Risk - free interest rate (2)	2.95%	2.87%	2.82%	2.06%	2.73%
Volatility (3)	47%	42%	43%	46%	60%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Assumptions under binomial model to estimate the fair value of options
Date of Grant	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None
Risk - free interest rate (2)	1.08%	1.17%	1.23%	1.30%
Volatility (3)	40%	40%	40%	40%
Expected Life (in years) (4)	7.30	7.80	8.00	8.60

(1)	The Company has no expectation of paying regular cash dividends on its common stock.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its common stock at the date of grant based on the implied volatility of publicly traded options on the common stock of companies within the same industry.

(4)	The expected life of stock options granted under the incentive plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2012	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2012	Weighted Average Exercise Price

$9.50 to $14.50	1,560,629	$4.76	7.04	1,127,924	$12.08

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2010	1,202,784	$16.49
Granted	391,104	26.96
Forfeited	(13,776)	25.65
Outstanding at December 31, 2010	1,580,112	19.00	8.99	$11,329
Granted	72,000	36.38
Forfeited	(28,408)	24.89
Outstanding at December 31, 2011	1,623,704	19.67	8.04	$7,841
Forfeited	(63,075)	13.66
Outstanding at December 31, 2012	1,560,629	$12.35	7.04	$13,501

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2012	867,520	$4.83
Vested	(371,740)	4.82
Forfeited	(63,075)	4.36
Unvested at December 31, 2012	432,705	$4.91
Expected to vest thereafter	432,705	$4.91

NOTE 18. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Future Minimum Payments
2013	$1,001
2014	893
2015	157
2016	29
Total	$2,080

NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Due from an affiliate
		December 31,
	Note	2012	2011
			As Adjusted – note 2

Kaiyuan Shengrong	(1)	$—	$7,904

  Note:
(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates
		December 31,
	Notes	2012	2011
			As Adjusted – note 2

Mr. Li	(1)	$144	$143
Honest Best	(2)	—	31,343
Alliance Rich	(3)	56,170	—
Hebei Kaiyuan	(3)	1,162	1,074
Kaiyuan Shengrong	(3)	8,110	3,244
Smart Success	(3)	9	9
AutoChina Inc.	(3)	—	6,883
Total		$65,595	$42,696

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Parent company of AutoChina and entity controlled by Mr. Li.
(3)	Entity controlled by Mr. Li.

Accounts payable, related parties
		December 31,
	Note	2012	2011

Ruituo	(1)	$2,228	$—

  Note:
(1)	Entity controlled by Mr. Li’s brother.

Deposits for inventories, related party
	December 31,
	Note	2012	2011

Ruituo	(1)	$—	$14,539

(1)	Entity controlled by Mr. Li’s brother.

Schedule of related party transactions
	Notes		Years Ended December 31,
			2012	2011	2010

Capital nature:
Honest Best	(1)	(d)	$—	$61,570	$—
Hebei Kaiyuan	(2)	(a)	64,962	65,070	68,279
Hebei Kaiyuan	(2)	(d)	75,771	185,272	280,357
Ruihua Real Estate	(2)	(a)	—	—	12,139
Ruihua Real Estate	(2)	(d)	2,905	—	—
Kaiyuan Shengrong	(2)	(b)	10,299	3,096	3,035
Kaiyuan Shengrong	(2)	(d)	15,881	3,096	2,954
Kaiyuan Shengrong	(2)	(e)	3,169	3,096	3,035
Beiguo	(3)	(d)	—	—	112,264
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(5)	(d)	42,495	—	7,809
Ruituo	(6)	(d)	—	70,703	—
Rainbow Yield	(7)	(c)	—	—	9,000

Operating nature:
Honest Best	(1)	(k)	58	2,214	—
Hebei Kaiyuan	(2)	(h)	—	—	10,706
Hebei Kaiyuan	(2)	(k)	86	14	—
Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd.	(2)	(i)	—	—	2,097
Kaiyuan Shengrong	(2)	(k)	341	174	60
Beiguo	(3)	(f)	—	—	232,337
Beiguo	(3)	(h)	—	—	19,118
Beiguo	(3)	(j)	—	—	29,987
Beiguo	(3)	(k)	—	618	5,934
Beiguo	(3)	(g)	—	160	328,422
Renbai	(4)	(f)	—	—	9,228
Renbai	(4)	(g)	—	—	10,839
Renbai	(4)	(k)	—	—	951
Beijing Wantong	(5)	(i)	—	—	7,809
Beijing Wantong	(5)	(j)	—	101,974	10,340
Ruituo	(6)	(f)	—	—	316
Ruituo	(6)	(g)	234,781	404,411	55,317
Ruituo	(6)	(k)	384	—	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and the Company’s former director, Mr. Thomas Luen-Hung Lau (“Mr. Lau”) are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

(5)	Entity which Mr. Li’s brother holds 40% equity interest.

(6)	Entity controlled by Mr. Li’s brother.

(7)	Entity which Mr. Li’s sister is the sole director.

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Amount provided by the Company to an affiliate.

(d)	Loan provided to the Company during the year.

(e)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(f)	Purchase of automobiles from the Company during the year.

(g)	Sale of automobiles to the Company, including VAT, during the year.

(h)	Purchase of trading materials from the Company during the year.

(i)	Sale of trading material to the Company during the year.

(j)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and trading materials and amounts returned during the year.

(k)	Interest incurred by the Company during the year.

During the periods presented, the Company obtained a short-term trade financing facility from Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited (collectively referred to as “Beiguo”) and Shijiazhuang Beiguo Renbai Group Limited (“Renbai”), companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer, and Mr. Lau, a director of AutoChina. The proceeds from this financing facility were used to purchase commercial vehicles for the continuing operations of the Company. This short-term trade financing facility was utilized because, at the time, the Company’s financing needs exceeded the credit limit it could obtain from financial institutions under traditional borrowing arrangements due to the short operating history of the company.

The financing facility operated in the following three steps:

1.	A subsidiary of AutoChina purchases a vehicle from a 3rd party supplier and immediately sells it to Beiguo or Renbai for a note receivable.

2.	The AutoChina subsidiary discounts (sells) the note receivable to a bank for 96.5% and obtains cash in return.

3.	Beiguo or Renbai sells the vehicle back to an AutoChina subsidiary and provides 6 month payments terms at 2% interest (effectively 4% per annum).

NOTE 22. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of Variable Interest Entities
	December 31,
	2012	2011

Total assets	$237,875	$316,282
Total liabilities	83,221	170,124

	Years Ended December 31,
	2012	2011	2010

Revenues	$34,946	$118,456	$305,842
Net income	4,786	27,993	25,454

NOTE 23. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED (Tables) (AUTOCHINA INTERNATIONAL LIMITED)	12 Months Ended
Dec. 31, 2012
AUTOCHINA INTERNATIONAL LIMITED
Condensed Balance Sheets
	December 31,
	2012	2011

Assets
Cash and cash equivalents	$95	$80
Prepaid expenses and other current assets	230	301
Investment in subsidiaries	151,661	207,071
Due from subsidiaries	77,251	84,794
Total assets	$229,237	$292,246

Liabilities
Other payables and accrued liabilities	$877	$1,063

Shareholders’ equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized – 50,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Accumulated losses	(118,490)	(136,154)
Accumulated other comprehensive income	22,970	22,568
Total shareholders’ equity	228,360	291,183

Total liabilities and shareholders’ equity	$229,237	$292,246

Condensed Statement of Operations
	Years ended December 31,
	2012	2011	2010

Equity in profit of subsidiaries	$29,630	$48,052	$43,073

General and administrative expenses	6,140	5,600	4,940
Other income	(59)	—	—
Interest expense	—	1	33
Total operating expenses	6,081	5,601	4,973

Income from operations	23,549	42,451	38,100
Loss on change in fair value of earn-out obligation	—	(17,300)	(100,400)
Net income (loss)	$23,549	$25,151	$(62,300)

Condensed Statement of Cash flows
	December 31,
	2012	2011	2010

Net cash and cash equivalents provided by (used in) operating activities	$83,799	$(2,063)	$(1,797)
Net cash and cash equivalents provided by (used in) investing activities	7,543	1,873	(78,745)
Net cash and cash equivalents (used in) provided by financing activities	(91,327)	—	74,908
Cash and cash equivalents, beginning of the year	80	270	5,904
Cash and cash equivalents, end of the year	$95	$80	$270

NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	December 31,
	2012	2011

Balance at the beginning of the year	$5,544	$1,745
Provision during the year	14,550	4,271
Bad debts written off	(7,757)	(472)
Balance at the end of the year	$12,337	$5,544

Carrying amount of the performing and non-performing finance receivables
December 31, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivables	3,025	29,931	32,956
	$237,977	$29,931	$267,908

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivables	5,909	19,448	25,357
	$449,467	$19,448	$468,915

Impaired Financing Receivables
December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivables	29,716	12,041	17,675
	$34,800	$12,337	$22,463

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivables	10,327	4,830	5,497
	$20,890	$5,544	$15,346

Age analysis of overdue receivables
	December 31,
	2012	2011

Less than 90 days	$19,103	$16,116
Over 90 days	22,869	8,162
	41,972	24,278
Less: allowance for credit losses	(12,041)	(4,830)
Total	$29,931	$19,448

NOTE 3. Estimated useful lives of property, equipment and leasehold improvements (Details)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures
Useful life	5 - 10 years
Company automobiles
Useful life	3 - 5 years
Leasehold improvements
Useful life	Over the lease term

NOTE 5. Summary of accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 41,427	$ 22,721
Receivable From Value Added Services	3,570	7,466
Less: Allowance for doubtful accounts	(12,041)	(4,830)	(1,464)
Accounts Receivable, Net, Current	$ 32,956	$ 25,357

NOTE 5. Summary of allowance for doubtful accounts for account receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at the beginning of the year	$ 4,830	$ 1,464
Provision during the year	14,826	3,838
Bad debts written off	(7,615)	(472)
Balance at the end of the year	$ 12,041	$ 4,830

NOTE 6. Summary of inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Commercial vehicles	$ 5,747	$ 1,719
Parts and accessories	981	810
Total	$ 6,728	$ 2,529

NOTE 7. Summary of prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest expenses	$ 51	$ 341
Temporary advances to employees	197	798
Prepaid rent	1,632	1,124
Prepaid other taxes	81	264
Prepaid fuel charges	46	606
Prepaid insurance expenses	1,365	155
Other current assets	1,140	877
Security deposits for lease securitization borrowings	0	7,935
Total	$ 4,512	$ 12,100

NOTE 8. Components of the net investment in direct financing and sales-type leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Minimum lease payments receivable	$ 261,652	$ 503,506
Less: Allowance for doubtful accounts	(296)	(714)
Net minimum lease payments receivable	261,356	502,792
Less: unearned interest income	(26,404)	(59,234)
Net investment in direct financing and sales-type leases	234,952	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(196,213)	(329,111)
Net investment in direct financing and sales-type leases, net of current maturities	$ 38,739	$ 114,447

NOTE 8. Allowance for doubtful accounts for net investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Balance at the beginning of the year	$ 714	$ 281
(Recovery) provision during the year	(276)	433
Bad debts written off	(142)
Balance at the end of the year	$ 296	$ 714

NOTE 8. Summery of Future minimum lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net minimum lease payments receivable (2013)	$ 220,252
Net minimum lease payments receivable (2014)	41,036
Net minimum lease payments receivable (2015)	68
Net minimum lease payments receivable	261,356
Less: unearned interest income	(26,404)	(59,234)
Net investment in direct financing and sales-type leases	234,952	443,558
Year 2013
Less: unearned interest income	(24,039)
Net investment in direct financing and sales-type leases	196,213
Year 2014
Less: unearned interest income	(2,363)
Net investment in direct financing and sales-type leases	38,673
Year 2015
Less: unearned interest income	(2)
Net investment in direct financing and sales-type leases	$ 66

NOTE 9. Summary of property, equipment and leasehold improvements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 1,512	$ 1,246
Furniture and fixtures	6,189	3,704
Company automobiles	1,730	1,446
Total	9,431	6,396
Less: accumulated depreciation and amortization	(4,446)	(3,040)
Property, equipment and leasehold improvements, net	$ 4,985	$ 3,356

NOTE 10. Summary of construction in progress (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Construction in progress	$ 76,669	$ 0

NOTE 11. Schedule of Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued expenses	$ 2,540	$ 1,741
Business and other tax payables	6,418	5,693
Salary payable	1,524	1,664
Temporary receipt of insurance premium	176	355
Temporary receipt of insurance claims	755	650
Deposits received	2,128	1,296
Interest payable	207	1,787
Other current liabilities	1,301	467
Total	$ 15,049	$ 13,653

NOTE 12. Summary of short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	7.03%	7.61%
Lease securitization borrowings, Weighted-average interest rate	0.00%	10.62%
Total, Weighted-average interest rate	7.03%	8.07%
Short-term bank loans, Maturities	February 2013 to November 2013
Lease securitization borrowings	June 2012
Short-term bank loans	$ 102,458	$ 126,966
Lease securitization borrowings		23,013
Total	$ 102,458	$ 149,979

NOTE 12. Summary of Long-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term bank loans Weighted-average interest rate	0.00%	7.32%
Long-term bank loans Maturities	Aug 31, 2012
Long-term bank loans	$ 0	$ 44,438
Less: current maturities of long-term bank loans	0	(44,438)
Long-term bank loans	$ 0	$ 0

NOTE 13. Schedule of activities in the Earn-Out Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Earn-Out Obligation, Beginning	$ 0	$ 73,100	$ 57,300
Increase in fair value with a charge to the consolidated statement of operations and comprehensive income (loss)	0	17,300	100,400
Reclassification of Earn-Out Obligation from a liability to equity		(90,400)	(84,600)
Earn-Out Obligation, Ending	$ 0	$ 0	$ 73,100

NOTE 13. Significant inputs to the simulation model (Details) (USD $)	1 Months Ended		12 Months Ended
	Sep. 26, 2011	Feb. 26, 2011	Dec. 31, 2010
Notes to Financial Statements
Volatility	113.00%	57.00%	46.00%
Cost of equity	21.50%	24.50%	16.75%
Current stock price	$ 9.87	$ 21.97	$ 25.87
Dividend yield	0.00%	0.00%	0.00%

NOTE 15. Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations:
Current	$ 13,296	$ 7,000	$ 11,322
Deferred	(4,181)	6,419	(953)
Total	9,115	13,419	10,369
Discontinued Operations:
Current	$ 0	$ 333	$ 351

NOTE 15. Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Deferred income tax assets:
Provision for doubtful accounts	$ 3,096	$ 1,376
Accrued liabilities	410	248
Tax loss carry forward	520	117
Other temporary differences	582	0
Deferred income tax assets - current	4,608	1,741
Current Deferred income tax liabilities:
Unearned income	(9,325)	(9,505)
Other temporary differences	0	(398)
Deferred income tax liabilities	(9,325)	(9,903)
Deferred income tax liabilities - current	(4,717)	(8,162)
Non-current Deferred income tax assets:
Accrued liabilities	1,738	1,538
Tax loss carry forward	1,560	351
Deferred income tax assets - non-current	3,298	1,889
Non current Deferred income tax liabilities:
Unearned income	(751)	(78)
Deferred income tax assets - non-current	$ 2,547	$ 1,811

NOTE 15. Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Non-deductible expenses	4.90%	15.90%	(50.20%)
Non-taxable income	(1.10%)	0.00%	0.60%
Effect of rate differences in various tax jurisdictions	(0.90%)	(7.00%)	4.90%
Effective tax rate	27.90%	33.90%	(19.70%)

NOTE 16. Stock options valuation assumption (Details)	12 Months Ended
Dec. 31, 2012
Option 1
Date of Grant	September 3, 2009
Dividend yield	0.00%
Risk - free interest rate	2.95%
Volatility	47.00%
Expected Life (in years)	6 years 29 days
Option 2
Date of Grant	December 3, 2009
Dividend yield	0.00%
Risk - free interest rate	2.87%
Volatility	42.00%
Expected Life (in years)	6 years 29 days
Option 3
Date of Grant	May 19, 2010
Dividend yield	0.00%
Risk - free interest rate	2.82%
Volatility	43.00%
Expected Life (in years)	6 years 29 days
Option 4
Date of Grant	August 19, 2010
Dividend yield	0.00%
Risk - free interest rate	2.06%
Volatility	46.00%
Expected Life (in years)	6 years 29 days
Option 5
Date of Grant	March 23, 2011
Dividend yield	0.00%
Risk - free interest rate	2.73%
Volatility	60.00%
Expected Life (in years)	6 years 29 days

NOTE 16. Assumptions under binomial model to estimate the fair value of options (Details)	12 Months Ended
Dec. 31, 2012
Options A
Date of Grant	December 3, 2009
Dividend yield	0.00%
Risk - free interest rate	1.08%
Volatility	40.00%
Expected Life (in years)	7 years 3 months 18 days
Options B
Date of Grant	May 19, 2010
Dividend yield	0.00%
Risk - free interest rate	1.17%
Volatility	40.00%
Expected Life (in years)	7 years 9 months 18 days
Options C
Date of Grant	August 19, 2010
Dividend yield	0.00%
Risk - free interest rate	1.23%
Volatility	40.00%
Expected Life (in years)	8 years
Options D
Date of Grant	March 23, 2011
Dividend yield	0.00%
Risk - free interest rate	1.30%
Volatility	40.00%
Expected Life (in years)	8 years 7 months 6 days

NOTE 16. Summary of outstanding options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise Price Per Share, minimum	$ 9.5
Exercise Price Per Share, maximum	$ 14.5
Options Outstanding, Ending	1,560,629	1,623,704	1,580,112	1,202,784
Weighted Average Fair Value	$ 4.76
Weighted Average Remaining Life (Years)	7 years 14 days	8 years 14 days	8 years 11 months 26 days
Options Exercisable, Ending	1,127,924
Weighted Average Exercise Price	$ 12.08

NOTE 16. Summary of stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	1,623,704	1,580,112	1,202,784
Options Granted		72,000	391,104
Options Forfeited	(63,075)	(28,408)	(13,776)
Options Outstanding, Ending	1,560,629	1,623,704	1,580,112
Weighted Average Exercise Price, Beginning	$ 19.67	$ 19	$ 16.49
Weighted Average Exercise Price, Options Granted		$ 36.38	$ 26.96
Weighted Average Exercise Price, Options Forfeited	$ 13.66	$ 24.89	$ 25.65
Weighted Average Exercise Price, Ending	$ 12.35	$ 19.67	$ 19
Weighted Average Remaining Life (Years)	7 years 14 days	8 years 14 days	8 years 11 months 26 days
Aggregate Intrinsic Value, Ending	$ 13,501	$ 7,841	$ 11,329

NOTE 16. Summary of unvested options (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Shares
Unvested on January 1, 2012	867,520
Vested	(371,740)
Forfeited	(63,075)
Unvested on December 31, 2012	432,705
Expected to vest thereafter	432,705
Weighted Average Fair Value
Unvested on January 1, 2012	$ 4.83
Vested	$ 4.82
Forfeited	$ 4.36
Non-vested on December 31, 2012	$ 4.91
Expected to vest thereafter, Weighted Average Fair Value	$ 4.91

NOTE 18. Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments, Year Ending December 31
2013	$ 1,001
2014	893
2015	157
2016	29
Total	$ 2,080

NOTE 21. Due to/from Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due from affiliates		$ 7,904
Due to affiliates	65,595	42,696
Mr. Li
Due to affiliates	144	143
Honest Best
Due to affiliates		31,343
Alliance Rich
Due to affiliates	56,170
Hebei Kaiyuan
Due to affiliates	1,162	1,074
Kaiyuan Shengrong
Due from affiliates		7,904
Due to affiliates	8,110	3,244
Smart Success
Due to affiliates	9	9
AutoChina Inc
Due to affiliates		$ 6,883

NOTE 21. Schedule of Account Payable, related parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable, Related Parties	$ 2,228	$ 0
Ruituo
Accounts Payable, Related Parties	$ 2,228	$ 0

NOTE 21. Deposits for Inventories, related party (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits for inventories, related party	$ 0	$ 14,539
Ruituo
Deposits for inventories, related party	$ 0	$ 14,539

NOTE 22. Schedule of Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Total assets	$ 237,875	$ 316,282
Total liabilities	83,221	170,124
Revenues	34,946	118,456	305,842
Net income	$ 4,786	$ 27,993	$ 25,454

NOTE 23. Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 75,777	$ 43,048	$ 30,100
Prepaid expenses and other current assets	4,512	12,100
Due from subsidiaries	0	7,904
Total assets	439,306	554,466
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Accumulated losses	(135,487)	(149,170)
Accumulated other comprehensive income	22,970	22,568
Total equity	228,360	291,183	132,974	25,733
Total liabilities and equity	439,306	554,466
AUTOCHINA INTERNATIONAL LIMITED
Assets
Cash and cash equivalents	95	80
Prepaid expenses and other current assets	230	301
Investment in subsidiaries	151,661	207,071
Due from subsidiaries	77,251	84,794
Total assets	229,237	292,246
Liabilities
Other payables and accrued liabilities	877	1,063
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Accumulated losses	(118,490)	(136,154)
Accumulated other comprehensive income	22,970	22,568
Total equity	228,360	291,183
Total liabilities and equity	$ 229,237	$ 292,246

NOTE 23. Condensed Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative expenses	$ 41,951	$ 27,204	$ 17,602
Interest expense	10,621	15,920	10,512
Total operating expenses	56,466	50,784	40,530
Income from operations	32,356	56,683	47,432
Loss on change in fair value of earn-out obligation	0	17,300	100,400
Net income (loss)	23,549	25,151	(62,300)
AUTOCHINA INTERNATIONAL LIMITED
Equity in profit of subsidiaries	29,630	48,052	43,073
General and administrative expenses	6,140	5,600	4,940
Other income	(59)
Interest expense		1	33
Total operating expenses	6,081	5,601	4,973
Income from operations	23,549	42,451	38,100
Loss on change in fair value of earn-out obligation		(17,300)	(100,400)
Net income (loss)	$ 23,549	$ 25,151	$ (62,300)

NOTE 23. Condensed Statement of Cash flows (Details) (AUTOCHINA INTERNATIONAL LIMITED, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AUTOCHINA INTERNATIONAL LIMITED
Net cash and cash equivalents provided by (used in) operating activities	$ 83,799	$ (2,063)	$ (1,797)
Net cash and cash equivalents provided by (used in) investing activities	7,543	1,873	(78,745)
Net cash and cash equivalents (used in) provided by financing activities	(91,327)		74,908
Cash and cash equivalents, beginning of the year	80	270	5,904
Cash and cash equivalents, end of the year	$ 95	$ 80	$ 270

NOTE 24. Allowance for Credit Losses on Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at the beginning of the period	$ 5,544	$ 1,745
Provision during the period	14,550	4,271
Bad debts written off	(7,757)	(472)
Balance at the end of the period	$ 12,337	$ 5,544

NOTE 24. Carrying amount of the performing and non-performing finance receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net investment in direct financing and sales-type leases	$ 234,952	$ 443,558
Accounts receivable	32,956	25,357
Total	267,908	468,915
Performing Financing Receivable
Net investment in direct financing and sales-type leases	234,952	443,558
Accounts receivable	3,025	5,909
Total	237,977	449,467
Nonperforming Financing Receivable
Net investment in direct financing and sales-type leases	0	0
Accounts receivable	29,931	19,448
Total	$ 29,931	$ 19,448

NOTE 24. Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Financing Receivable, Gross Amount	$ 34,800	$ 20,890
Impaired Financing Receivable, Allowance For Credit Losses	12,337	5,544
Impaired Financing Receivable, Total Carrying Amount	22,463	15,346
Direct financing and sales-type leases
Impaired Financing Receivable, Gross Amount	5,084	10,563
Impaired Financing Receivable, Allowance For Credit Losses	296	714
Impaired Financing Receivable, Total Carrying Amount	4,788	9,849
Accounts Receivable
Impaired Financing Receivable, Gross Amount	29,716	10,327
Impaired Financing Receivable, Allowance For Credit Losses	12,041	4,830
Impaired Financing Receivable, Total Carrying Amount	$ 17,675	$ 5,497

NOTE 24. Age analysis of overdue receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: allowance for credit losses	$ 12,337	$ 5,544	$ 1,745
Total	267,908	468,915
Nonperforming Financing Receivable
Less than 90 days	19,103	16,116
Over 90 days	22,869	8,162
Financing Receivable, Recorded Investment, Past Due	41,972	24,278
Less: allowance for credit losses	(12,041)	(4,830)
Total	$ 29,931	$ 19,448

NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash	$ 160	$ 159
Advertising expenses	$ 21	$ 16	$ 25
Business Acquisition, Contingent Consideration, Shares Issuable	3,923,153
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	223,459	73,479	1,580,112
Non Vested Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,229,679

NOTE 4. DISCONTINUED OPERATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Note 4. Discontinued Operations Details Narrative
Revenue, discontinued operations	$ 223,219	$ 5,602
Gain on disposal of subsidiary	$ 24,793

NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 8. Net Investment In Direct Financing And Sales-Type Leases Details Narrative
Term Of Lease	2 years
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	18.96%	16.98%

NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 9. Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 1,902	$ 1,420	$ 952

NOTE 15. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Note 15. Income Taxes Details Narrative
Operating Loss Carryforwards	$ 8,321
Operating Loss Carryforwards, Expiration Dates	Tax losses carry forwards expire through December 31, 2016

NOTE 16. STOCK-BASED COMPENSATION (Details Narrrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 16. Stock-Based Compensation Details Narrrative
Share based compensation expense	$ 4,553	$ 2,914	$ 3,281
Unrecognized compensation expense	$ 4,199
Unrecognized compensation expense, Period for Recognition	10 months 20 days

NOTE 18. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 18. Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 2,921	$ 1,763	$ 969

NOTE 19. PROFIT APPROPRIATION (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 19. Profit Appropriation Details Narrative
Appropriations for the general reserve funds and statutory surplus fund	$ 3,981	$ 6,744	$ 3,762

NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 24. Credit Quality Of Financing Receivables And Allowance For Credit Losses Details Narrative
Carrying amount of the impaired finance receivables	$ 21,265	$ 11,185
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 4,032	$ 2,606